UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09599

STATE STREET MASTER FUNDS

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Sean O’Malley, Esq. Senior Vice President and Deputy General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray LLP Prudential Tower, 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: December 31

Date of reporting period: December 31, 2020

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.
(b)	Not Applicable.

Annual Report
December 31, 2020
State Street Master Funds
State Street Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2020

% of Net Assets
Certificates of Deposit	21.0%
Financial Company Commercial Paper	20.2
Treasury Repurchase Agreements	15.1
Other Notes	14.4
Asset Backed Commercial Paper	12.4
Other Repurchase Agreements	9.3
Treasury Debt	5.0
Government Agency Repurchase Agreements	3.6
Liabilities in Excess of Other Assets	(1.0)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of December 31, 2020

% of Net Assets
2 to 30 Days	48.3%
31 to 60 Days	12.7
61 to 90 Days	7.4
Over 90 Days	32.6
Total	101.0%
Average days to maturity	36
Weighted average life	73
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2020

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER—12.4%
Alinghi Funding Company LLC(a)	0.230%	01/15/2021	01/15/2021	$ 87,000,000	$ 86,994,563
Alinghi Funding Company LLC(a)	0.260%	03/05/2021	03/05/2021	97,000,000	96,959,821
Alpine Securitization LLC(a)	0.210%	03/04/2021	03/04/2021	100,000,000	99,955,900
Alpine Securitization LLC(a)	0.240%	02/10/2021	02/10/2021	50,000,000	49,986,277
Alpine Securitization LLC(a)	0.270%	05/20/2021	05/20/2021	20,000,000	19,979,000
Antalis SA(a)	0.220%	01/08/2021	01/08/2021	30,000,000	29,999,120
Barton Capital SA(a)	0.120%	01/04/2021	01/04/2021	37,000,000	36,999,466
Barton Capital SA(a)	0.220%	01/11/2021	01/11/2021	38,000,000	37,998,374
Cancara Asset Securitisation LLC(a)	0.260%	05/04/2021	05/04/2021	75,000,000	74,932,575
Collateralized Commercial Paper FLEX Co. LLC(a)	0.250%	04/01/2021	04/01/2021	110,000,000	109,930,487
Collateralized Commercial Paper V Co. LLC(a)	0.250%	06/04/2021	06/04/2021	69,000,000	68,919,193
Collateralized Commercial Paper V Co. LLC(a)	0.290%	06/22/2021	06/22/2021	110,000,000	109,853,047
Columbia Funding Co. LLC(a)	0.240%	04/06/2021	04/06/2021	38,000,000	37,969,397
Ionic Capital II Trust(a)	0.270%	03/05/2021	03/05/2021	95,000,000	94,955,582
Ionic Capital II Trust(a)	0.310%	03/02/2021	03/02/2021	128,000,000	127,943,392
Ionic Capital II Trust(a)	0.320%	03/19/2021	03/19/2021	150,000,000	149,911,600
Lexington Parker Capital Co. LLC(a)	0.120%	01/05/2021	01/05/2021	150,000,000	149,997,291
Lexington Parker Capital Co. LLC(a)	0.230%	01/13/2021	01/13/2021	68,293,000	68,289,251
LMA Americas LLC(a)	0.090%	01/04/2021	01/04/2021	145,000,000	144,998,179
Mountcliff Funding LLC(a)	0.140%	01/04/2021	01/04/2021	110,000,000	109,998,412
Ridgefield Funding Co. LLC(a)	0.250%	02/16/2021	02/16/2021	150,000,000	149,958,874
Versailles Commercial Paper LLC(a)	0.240%	02/08/2021	02/08/2021	150,000,000	149,966,037
TOTAL ASSET BACKED COMMERCIAL PAPER					2,006,495,838
CERTIFICATES OF DEPOSIT—21.0%
Bank of Nova Scotia, 3 Month USD LIBOR + 0.09%(b)	0.304%	02/12/2021	02/12/2021	97,500,000	97,512,337
Bank of Nova Scotia, 3 Month USD LIBOR + 0.09%(b)	0.320%	01/19/2021	07/16/2021	50,000,000	50,023,976
BNP Paribas, SOFR + 0.15%(b)	0.240%	01/01/2021	04/09/2021	150,000,000	150,027,628
Canadian Imperial Bank of Commerce, 3 Month USD LIBOR + 0.04%(b)	0.265%	01/04/2021	10/01/2021	165,000,000	164,975,654
Canadian Imperial Bank of Commerce, 3 Month USD LIBOR + 0.09%(b)	0.309%	03/16/2021	12/16/2021	200,000,000	199,999,988
Credit Suisse(a)	0.220%	02/05/2021	02/05/2021	105,000,000	105,005,865
Mizuho Bank Ltd.(a)	0.290%	02/19/2021	02/19/2021	150,000,000	149,940,836
MUFG Bank Ltd.(a)	0.240%	04/14/2021	04/14/2021	100,000,000	100,003,141
MUFG Bank Ltd.(a)	0.290%	01/26/2021	01/26/2021	150,000,000	150,021,436
Oversea-Chinese Banking Corp. Ltd.(a)	0.210%	03/11/2021	03/11/2021	120,000,000	119,990,654
Royal Bank of Canada, 3 Month USD LIBOR + 0.03%(b)	0.236%	02/10/2021	08/10/2021	63,000,000	62,996,221
Royal Bank of Canada, 3 Month USD LIBOR + 0.05%(b)	0.280%	01/08/2021	10/08/2021	150,500,000	150,499,998
Royal Bank of Canada, 3 Month USD LIBOR + 0.09%(b)	0.320%	03/08/2021	12/07/2021	150,000,000	149,999,990
Standard Chartered Bank(a)	0.260%	02/26/2021	02/26/2021	100,000,000	100,012,954
Standard Chartered Bank(a)	0.280%	02/01/2021	02/01/2021	151,000,000	151,015,946
Standard Chartered Bank(a)	0.300%	05/14/2021	05/14/2021	155,000,000	155,040,873
Sumitomo Mitsui Banking Corp.(a)	0.230%	02/26/2021	02/26/2021	150,000,000	150,013,263
Sumitomo Mitsui Banking Corp.(a)	0.270%	05/06/2021	05/06/2021	130,000,000	130,004,497
Sumitomo Mitsui Banking Corp., 1 Month USD LIBOR + 0.08%(b)	0.235%	01/04/2021	03/01/2021	175,000,000	175,018,991
Sumitomo Mitsui Banking Corp., 3 Month USD LIBOR + 0.06%(b)	0.305%	03/23/2021	06/23/2021	42,000,000	41,999,999
Sumitomo Mitsui Banking Corp., 3 Month USD LIBOR + 0.06%(b)	0.305%	03/24/2021	06/24/2021	108,000,000	107,999,996
Svenska Handelsbanken AB, 1 Month USD LIBOR + 0.25%(b)	0.402%	01/04/2021	01/04/2021	100,000,000	100,002,924
Svenska Handelsbanken AB, 3 Month USD LIBOR + 0.06%(b)	0.292%	02/05/2021	11/05/2021	150,000,000	149,999,991
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Svenska Handelsbanken AB, 3 Month USD LIBOR + 0.08%(b)	0.334%	03/29/2021	12/29/2021	$ 175,000,000	$ 174,999,996
Toronto Dominion Bank, 3 Month USD LIBOR + 0.04%(b)	0.274%	01/05/2021	10/05/2021	175,000,000	175,000,000
Toronto-Dominion Bank(a)	0.240%	04/29/2021	04/29/2021	125,000,000	124,992,155
TOTAL CERTIFICATES OF DEPOSIT					3,387,099,309
FINANCIAL COMPANY COMMERCIAL PAPER—20.2%
Australia & New Zealand Banking Group Ltd.(a)	0.210%	04/01/2021	04/01/2021	125,000,000	124,955,448
Credit Industriel et Commercial, 3 Month USD LIBOR + 0.06%(b)	0.280%	02/04/2021	05/04/2021	150,000,000	150,024,973
DBS Bank Ltd.(a)	0.180%	01/06/2021	01/06/2021	85,000,000	84,998,583
DBS Bank Ltd.(a)	0.220%	04/07/2021	04/07/2021	65,000,000	64,964,622
DBS Bank Ltd.(a)	0.250%	05/07/2021	05/07/2021	170,000,000	169,874,059
DNB Bank ASA(a)	0.080%	01/07/2021	01/07/2021	89,000,000	88,998,270
Erste Abwicklungsanstalt(a)	0.210%	04/07/2021	04/07/2021	85,000,000	84,956,027
Federation des Caisses Desjardins du Quebec(a)	0.080%	01/06/2021	01/06/2021	100,000,000	99,998,333
HSBC Bank PLC(a)	0.400%	03/22/2021	03/22/2021	175,000,000	174,913,375
HSBC Bank PLC, 3 Month USD LIBOR + 0.14%(b)	0.360%	01/06/2021	10/06/2021	150,000,000	150,000,000
Lloyds Bank PLC(a)	0.270%	04/16/2021	04/16/2021	150,000,000	149,900,625
Oversea-Chinese Banking Corp. Ltd., 3 Month USD LIBOR + 0.05%(b)	0.256%	02/12/2021	08/12/2021	120,000,000	120,000,000
Societe Generale(a)	0.070%	01/04/2021	01/04/2021	69,000,000	68,999,233
Societe Generale(a)	0.100%	01/06/2021	01/06/2021	100,000,000	99,998,333
Societe Generale(a)	0.250%	05/07/2021	05/07/2021	150,000,000	149,868,767
Societe Generale(a)	0.280%	05/03/2021	05/03/2021	204,000,000	203,826,447
Societe Generale(a)	0.295%	06/14/2021	06/14/2021	100,000,000	99,890,000
Svenska Handelsbanken AB, 1 Month USD LIBOR + 0.08%(b)	0.232%	01/04/2021	05/04/2021	150,000,000	150,000,000
Svenska Handelsbanken AB, 3 Month USD LIBOR + 0.04%(b)	0.256%	02/03/2021	02/03/2021	125,000,000	125,000,000
Swedbank AB(a)	0.220%	04/30/2021	04/30/2021	200,000,000	199,880,000
Toronto Dominion Bank(a)	0.130%	01/04/2021	01/04/2021	125,000,000	124,998,750
Toronto Dominion Bank, 3 Month USD LIBOR + 0.05%(b)	0.264%	02/01/2021	02/01/2021	85,000,000	85,005,092
Toronto Dominion Bank, 3 Month USD LIBOR + 0.05%(b)	0.270%	02/03/2021	02/03/2021	150,000,000	150,008,443
Toyota Motor Finance, 3 Month USD LIBOR + 0.07%(b)	0.307%	01/15/2021	07/12/2021	130,000,000	130,000,000
UBS AG, 3 Month USD LIBOR + 0.07%(b)	0.304%	01/04/2021	10/04/2021	150,000,000	149,999,999
Westpac Banking Corp., 3 Month USD LIBOR + 0.07%(b)	0.294%	01/11/2021	01/11/2021	55,000,000	55,000,823
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					3,256,060,202
OTHER NOTES—14.4%
ABN Amro Bank NV(a)	0.090%	01/04/2021	01/04/2021	100,000,000	100,000,000
ABN Amro Bank NV(a)	0.120%	01/05/2021	01/05/2021	300,000,000	300,000,000
Australia & New Zealand Banking Group Ltd.(a)	0.090%	01/04/2021	01/04/2021	200,000,000	200,000,000
Australia & New Zealand Banking Group Ltd.(a)	0.100%	01/06/2021	01/06/2021	200,000,000	200,000,000
Bank of America NA(a)	0.176%	03/02/2021	03/02/2021	75,000,000	75,008,630
Canadian Imperial Bank of Commerce(a)	0.080%	01/04/2021	01/04/2021	232,433,000	232,433,000
Citibank NA(a)	0.140%	01/04/2021	01/04/2021	100,000,000	100,000,000
Mizuho Bank Ltd.(a)	0.090%	01/04/2021	01/04/2021	475,000,000	475,000,000
National Australia Bank Ltd.(a)	0.070%	01/04/2021	01/04/2021	62,199,000	62,199,000
National Bank of Canada(a)	0.110%	01/06/2021	01/06/2021	200,000,000	200,000,000
Royal Bank of Canada(a)	0.070%	01/04/2021	01/04/2021	250,000,000	250,000,000
Toyota Motor Credit Corp., 3 Month USD LIBOR + 0.06%(b)	0.285%	01/01/2021	10/01/2021	125,000,000	125,013,750
TOTAL OTHER NOTES					2,319,654,380
TREASURY DEBT—5.0%
U.S. Treasury Bill(a)	0.080%	02/25/2021	02/25/2021	150,000,000	149,986,404
U.S. Treasury Bill(a)	0.081%	03/11/2021	03/11/2021	150,000,000	149,978,688
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Bill(a)	0.086%	03/23/2021	03/23/2021	$ 100,300,000	$ 100,283,701
U.S. Treasury Bill(a)	0.088%	06/10/2021	06/10/2021	150,000,000	149,946,032
U.S. Treasury Bill(a)	0.090%	05/11/2021	05/11/2021	99,800,000	99,770,074
U.S. Treasury Bill(a)	0.095%	05/27/2021	05/27/2021	149,000,000	148,951,171
U.S. Treasury Bill(a)	0.108%	04/29/2021	04/29/2021	6,200,000	6,198,366
TOTAL TREASURY DEBT					805,114,436
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—3.6%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by a Federal National Mortgage Association, 4.500% due 04/01/2049, valued at $102,000,000); expected proceeds $100,002,000	0.180%	01/04/2021	01/04/2021	100,000,000	100,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by Federal National Mortgage Associations, 2.500% – 5.000% due 05/25/2030 – 09/25/2060, valued at $84,240,000); expected proceeds $78,000,693	0.080%	01/04/2021	01/04/2021	78,000,000	78,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by Federal National Mortgage Associations, 3.500% due 01/01/2036 – 08/01/2049, and a U.S. Treasury Note, 1.750% due 06/15/2022, valued at $117,300,001); expected proceeds $115,001,022	0.080%	01/04/2021	01/04/2021	115,000,000	115,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 8.441% due 06/15/2029 – 09/25/2050, a Federal Home Loan Mortgage Corporation Strip, 6.500% due 06/01/2031, Federal National Mortgage Associations, 4.000% – 5.952% due 08/25/2049 – 08/25/2050, a Federal National Mortgage Associations Strip, 5.500% due 01/01/2039, a Government National Mortgage Association, 5.548% due 04/20/2040, U.S. Treasury Bonds, 2.250% – 2.875% due 05/15/2043 – 08/15/2049, and U.S. Treasury Strips, 0.000% due 02/15/2022 – 05/15/2033, valued at $55,139,900); expected proceeds $54,000,420
	0.070%	01/04/2021	01/04/2021	54,000,000	54,000,000
Agreement with Calyon Securities (USA), Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 3.000% due 10/01/2049 – 10/01/2050, valued at $40,800,000); expected proceeds $40,000,356	0.080%	01/04/2021	01/04/2021	40,000,000	40,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by Federal Home Loan Mortgage Corporations, 1.500% – 6.500% due 07/01/2027 – 05/01/2049, a Federal Home Loan Mortgage Corporation Strip, 5.500% due 12/15/2036, Federal National Mortgage Associations, 2.000% – 7.000% due 03/01/2026 – 12/01/2050, and Government National Mortgage Associations, 2.500% – 3.125% due 10/20/2039 – 12/20/2050, valued at $86,198,160); expected proceeds $84,508,751	0.080%	01/04/2021	01/04/2021	84,508,000	84,508,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by Government National Mortgage Associations, 2.000% – 8.500% due 04/20/2026 – 06/15/2062, valued at $102,000,000); expected proceeds $100,000,778	0.070%	01/04/2021	01/04/2021	$ 100,000,000	$ 100,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					571,508,000
TREASURY REPURCHASE AGREEMENTS—15.1%
Agreement with Barclays Capital, Inc., dated 12/31/2020 (collateralized by U.S. Treasury Bonds, 3.375% - 3.625% due 08/15/43 – 11/15/2048, valued at $124,505,322); expected proceeds $122,001,220	0.090%	01/04/2021	01/04/2021	122,000,000	122,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by U.S. Treasury Notes, 0.625% – 2.625% due 12/31/2027 – 02/15/2029, valued at $918,000,036); expected proceeds $900,005,000	0.050%	01/04/2021	01/04/2021	900,000,000	900,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by U.S. Treasury Strips, 0.000% due 02/15/2021 – 05/15/2048, valued at $70,380,000); expected proceeds $69,000,077	0.010%	01/04/2021	01/04/2021	69,000,000	69,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by a U.S. Treasury Bill, 0.000% due 01/19/2021, U.S. Treasury Bonds, 2.250% – 6.625% due 02/15/2027 – 08/15/2049, a U.S. Treasury Note, 2.875% due 07/31/2025, and U.S. Treasury Strips, 0.000% due 08/15/2021 – 08/15/2030, valued at $204,000,078); expected proceeds $200,001,111	0.050%	01/04/2021	01/04/2021	200,000,000	200,000,000
Agreement with MUFG Securities, dated 12/31/2020 (collateralized by a U.S. Treasury Bill, 0.000% due 05/06/2021, U.S. Treasury Bonds, 1.125% - 5.375% due 02/15/2031 – 11/15/2049 and U.S. Treasury Notes, 0.250% - 2.500% due 02/28/2021 – 10/31/2025, valued at $ 917,234,577); expected proceeds $900,006,000	0.060%	01/04/2021	01/04/2021	900,000,000	900,000,000
Agreement with Standard Chartered Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by a U.S. Treasury Inflation Index Note, 0.625% due 04/15/2023, and U.S. Treasury Notes, 0.125% – 1.875% due 10/31/2022 – 12/31/2026, valued at $255,000,048); expected proceeds $250,001,389	0.050%	01/04/2021	01/04/2021	250,000,000	250,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					2,441,000,000
OTHER REPURCHASE AGREEMENTS—9.3%
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by various Corporate Bonds, 0.750% – 7.500% due 04/15/2021 – 03/15/2051, valued at $109,680,341); expected proceeds $100,002,556	0.230%	01/04/2021	01/04/2021	100,000,000	100,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 10/01/2020 (collateralized by various Common Stocks, valued at $216,000,006); expected proceeds $200,253,222(c)	0.430%	01/01/2021	01/15/2021	200,000,000	200,000,000
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 12/30/2020 (collateralized by various Corporate Bonds, 0.000% – 11.500% due 12/15/2021 – 06/15/2039, valued at $143,750,001); expected proceeds $125,096,667(c)	0.480%	01/01/2021	02/26/2021	$ 125,000,000	$ 125,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by a Common Stock, valued at $129,600,135); expected proceeds $120,002,533	0.190%	01/04/2021	01/04/2021	120,000,000	120,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by various Common Stocks, valued at $278,754,605); expected proceeds $258,006,593	0.230%	01/04/2021	01/04/2021	258,000,000	258,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/24/2020 (collateralized by various Common Stocks, and various Corporate Bonds, 0.000% – 6.500% due 07/15/2025 – 12/15/2026, valued at $128,092,310); expected proceeds $117,206,700(c)	0.530%	01/01/2021	04/23/2021	117,000,000	117,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/30/2020 (collateralized by various Common Stocks, and various Corporate Bonds, 0.000% – 7.500% due 11/15/2021 – 05/15/2030, valued at $112,155,211); expected proceeds $102,045,220(c)	0.380%	01/01/2021	02/10/2021	102,000,000	102,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by various Corporate Bonds, 0.901% – 9.455% due 08/10/2021 – 04/01/2050, valued at $53,745,695); expected proceeds $50,001,000	0.180%	01/04/2021	01/04/2021	50,000,000	50,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by various Common Stocks, and a Corporate Bond, 0.750% due 05/15/2023, valued at $137,434,092); expected proceeds $127,008,643	0.350%	01/07/2021	01/07/2021	127,000,000	127,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/10/2020 (collateralized by various Common Stocks, and a Corporate Bond, 3.210% due 12/09/2024, valued at $47,560,365); expected proceeds $44,020,533(c)	0.280%	01/01/2021	02/08/2021	44,000,000	44,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/28/2020 (collateralized by various Common Stocks, valued at $86,400,001); expected proceeds $80,003,889	0.250%	01/04/2021	01/04/2021	80,000,000	80,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by various Common Stocks, valued at $49,680,008); expected proceeds $46,001,073	0.210%	01/04/2021	01/04/2021	46,000,000	46,000,000
Agreement with Morgan Stanley and Co., Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by a Federal Home Loan Bank, 0.250% due 12/08/2023, a U.S. Treasury Bond, 2.875% due 11/15/2046, U.S. Treasury Strips, 0.000% due 11/15/2028 – 02/15/2046, and various Corporate Bonds, 0.875% – 3.000% due 12/06/2021 – 04/03/2025, valued at $61,200,060); expected proceeds $60,000,467	0.070%	01/04/2021	01/04/2021	60,000,000	60,000,000
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by various Corporate Bonds, 0.250% – 8.875% due 01/20/2021 – 03/01/2026, valued at $71,402,026); expected proceeds $70,001,400	0.180%	01/04/2021	01/04/2021	$ 70,000,000	$ 70,000,000
TOTAL OTHER REPURCHASE AGREEMENTS					1,499,000,000
TOTAL INVESTMENTS –101.0% (Cost $16,285,456,491)(d)					16,285,932,165
Other Assets in Excess of Liabilities —(1.0)%					(158,378,351)
NET ASSETS –100.0%					$16,127,553,814
(a)	Rate represents annualized yield at date of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $588,000,000 or 3.6% of net assets as of December 31, 2020.
(d)	Also represents the cost for federal tax purposes.
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Asset Backed Commercial Paper	$—	$ 2,006,495,838	$—	$ 2,006,495,838
Certificates of Deposit	—	3,387,099,309	—	3,387,099,309
Financial Company Commercial Paper	—	3,256,060,202	—	3,256,060,202
Other Notes	—	2,319,654,380	—	2,319,654,380
Treasury Debt	—	805,114,436	—	805,114,436
Government Agency Repurchase Agreements	—	571,508,000	—	571,508,000
Treasury Repurchase Agreements	—	2,441,000,000	—	2,441,000,000
Other Repurchase Agreements	—	1,499,000,000	—	1,499,000,000
Total Investments	$—	$16,285,932,165	$—	$16,285,932,165
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2020

ASSETS
Investments in unaffiliated issuers, at value	$ 11,774,424,165
Repurchase agreements, at value	4,511,508,000
Total Investments	16,285,932,165
Cash	532
Interest receivable — unaffiliated issuers	2,589,903
Prepaid expenses and other assets	2,142
TOTAL ASSETS	16,288,524,742
LIABILITIES
Payable for investments purchased	159,889,383
Advisory and administrator fee payable	645,059
Custody, sub-administration and transfer agent fees payable	327,896
Trustees’ fees and expenses payable	4,435
Professional fees payable	76,847
Printing fees payable	242
Accrued expenses and other liabilities	27,066
TOTAL LIABILITIES	160,970,928
NET ASSETS	$16,127,553,814
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 11,773,948,491
Repurchase agreements	4,511,508,000
Total cost of investments	$16,285,456,491
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 135,110,059
EXPENSES
Advisory and administrator fee	8,564,149
Custodian, sub-administrator and transfer agent fees	2,221,228
Trustees’ fees and expenses	193,406
Professional fees and expenses	194,664
Printing and postage fees	6,491
Insurance expense	5,568
Miscellaneous expenses	82,175
TOTAL EXPENSES	11,267,681
NET INVESTMENT INCOME (LOSS)	$123,842,378
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,520,746)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(956,675)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,477,421)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$121,364,957
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/20	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 123,842,378	$ 395,127,821
Net realized gain (loss)	(1,520,746)	206,342
Net change in unrealized appreciation/depreciation	(956,675)	1,566,595
Net increase (decrease) in net assets resulting from operations	121,364,957	396,900,758
CAPITAL TRANSACTIONS
Contributions	54,032,428,427	32,519,193,299
Withdrawals	(59,652,398,320)	(22,486,319,974)
Net increase (decrease) in net assets from capital transactions	(5,619,969,893)	10,032,873,325
Net increase (decrease) in net assets during the period	(5,498,604,936)	10,429,774,083
Net assets at beginning of period	21,626,158,750	11,196,384,667
NET ASSETS AT END OF PERIOD	$ 16,127,553,814	$ 21,626,158,750
See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Total return (a)	0.77%	2.38%	2.06%	0.96%	0.51%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$16,127,554	$21,626,159	$11,196,385	$9,941,806	$8,272,653
Ratios to average net assets:
Total expenses	0.07%	0.07%	0.07%	0.06%	0.07%
Net investment income (loss)	0.72%	2.29%	2.05%	1.11%	0.49%
(a)	Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2020

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2020, the Trust consists of six (6) series each of which represents a separate series of beneficial interest in the Trust. The State Street Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interests with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a floating net asset value (“NAV”) money market fund. As a floating NAV money market fund, the Portfolio (1) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (“SEC”) guidance) to value its portfolio securities and transact at a floating NAV calculated to four decimal places; and (2) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Portfolio’s weekly liquid assets fall below a designated threshold.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the "Board"). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•   Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers.
•   Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Repurchase agreements are valued at the repurchase price as of valuation date.
12

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio's investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
13

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2020, the Portfolio had invested in repurchase agreements with the gross values of $4,511,508,000 and associated collateral equal to $4,702,252,980.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield. Reimbursement payments by the Portfolio to the Service Providers in connection with the Voluntary Reduction are considered “extraordinary expenses” and are not subject to any contractual expense limitation agreement in effect for the Portfolio at the time of such payment.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
14

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2020, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Money Market Portfolio	$16,285,456,491	$549,900	$74,226	$475,674
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the
15

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.
8.    New Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments are effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact of the guidance.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
16

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest of State Street Money Market Portfolio and the Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Money Market Portfolio (the “Portfolio”) (one of the series constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting State Street Master Funds) at December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 26, 2021
17

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION
December 31, 2020 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2020 to December 31, 2020.
The table below illustrates your Portfolio’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Money Market Portfolio	0.07%	$1,000.90	$0.35	$1,024.80	$0.36
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 366.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
18

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	65	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992-2017); Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 - 2019, Independent Director, SSGA Qualified Funds PLC.	65	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2019 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	65	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 – 1995 and 2001–2007) and Trustee Emeritus (2007 – present); Trustee and Independent Chairperson of GE Funds (1993 –February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	65	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (2001 - 2017) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
19

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	65	None.
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	47	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	65	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	65	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – 2019).
Interested Trustee(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001-present); Senior Managing Director, State Street Global Advisors (1992-present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	65	Board Director, SSGA SPDR ETFs Europe 1 plc (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(2) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

20

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present); Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present) *; Managing Director, State Street Global Advisors (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Mutual Fund Controller at GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011-July 2017).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB:1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 – present); Vice President at Eaton Vance Corp (October 2010 – October 2019)
21

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Trust's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

22

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
STTMMAR1

Annual Report
December 31, 2020
State Street Master Funds
State Street ESG Liquid Reserves Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street ESG Liquid Reserves Portfolio
Portfolio Statistics (Unaudited)
Portfolio Composition as of December 31, 2020

		% of Net Assets
	Financial Company Commercial Paper	23.7%
	Certificates of Deposit	20.5
	Other Repurchase Agreements	14.1
	Treasury Repurchase Agreements	13.0
	Government Agency Repurchase Agreements	11.4
	Treasury Debt	6.9
	Asset Backed Commercial Paper	6.6
	Other Notes	3.8
	Other Assets in Excess of Liabilities	0.0(a)
	TOTAL	100.0%
(a)	Amount shown represents less than 0.05% of net assets.
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of December 31, 2020

% of Net Assets
2 to 30 Days	48.9%
31 to 60 Days	12.7
61 to 90 Days	6.9
Over 90 Days	31.5
Total	100.0%
Average days to maturity	41
Weighted average life	69
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2020

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER—6.6%
Alinghi Funding Company LLC(a)	0.260%	03/05/2021	03/05/2021	$ 9,000,000	$ 8,996,272
Antalis SA(a)	0.240%	01/19/2021	01/19/2021	2,000,000	1,999,828
Antalis SA(a)	0.250%	03/01/2021	03/01/2021	7,000,000	6,997,433
Barton Capital SA(a)	0.120%	01/04/2021	01/04/2021	1,000,000	999,986
Britannia Funding Company LLC(a)	0.270%	03/08/2021	03/08/2021	5,000,000	4,997,515
Columbia Funding Co. LLC(a)	0.230%	04/15/2021	04/15/2021	7,200,000	7,193,595
Columbia Funding Co. LLC(a)	0.270%	02/24/2021	02/24/2021	3,100,000	3,098,778
Columbia Funding Co. LLC(a)	0.330%	01/12/2021	01/12/2021	7,000,000	6,999,685
Mackinac Funding Company LLC(a)	0.260%	02/16/2021	02/16/2021	3,000,000	2,998,864
Mackinac Funding Company LLC(a)	0.260%	02/17/2021	02/17/2021	2,000,000	1,999,221
Mackinac Funding Company LLC(a)	0.260%	02/22/2021	02/22/2021	2,500,000	2,498,881
Mackinac Funding Company LLC(a)	0.310%	06/10/2021	06/10/2021	7,000,000	6,989,857
Mont Blanc Capital Corp.(a)	0.210%	01/15/2021	01/15/2021	5,000,000	4,999,688
TOTAL ASSET BACKED COMMERCIAL PAPER					60,769,603
CERTIFICATES OF DEPOSIT—20.5%
Bank of Montreal(a)	0.180%	02/01/2021	02/01/2021	2,000,000	1,999,996
Bank of Montreal(a)	0.190%	01/05/2021	01/05/2021	3,000,000	3,000,032
Bank of Montreal(a)	0.190%	02/01/2021	02/01/2021	3,000,000	3,000,021
Bank of Montreal(a)	0.250%	05/19/2021	05/19/2021	9,000,000	9,000,136
Bank of Montreal(a)	0.260%	05/14/2021	05/14/2021	2,000,000	2,000,110
Bank of Montreal, 1 Month USD LIBOR + 0.09%(b)	0.238%	01/25/2021	06/25/2021	4,000,000	4,000,146
Bank of Montreal, 1 Month USD LIBOR + 0.12%(b)	0.273%	01/19/2021	09/16/2021	2,000,000	1,999,992
Bank of Nova Scotia, 3 Month USD LIBOR + 0.03%(b)	0.260%	01/08/2021	10/08/2021	4,500,000	4,499,313
Bank of Nova Scotia, 3 Month USD LIBOR + 0.05%(b)	0.275%	02/05/2021	08/05/2021	3,000,000	3,000,527
Canadian Imperial Bank of Commerce, 3 Month USD LIBOR + 0.04%(b)	0.265%	01/04/2021	10/01/2021	2,000,000	1,999,705
Canadian Imperial Bank of Commerce, 3 Month USD LIBOR + 0.05%(b)	0.263%	02/09/2021	08/09/2021	7,000,000	7,000,000
Credit Suisse(a)	0.220%	02/05/2021	02/05/2021	5,000,000	5,000,279
Credit Suisse(a)	0.260%	05/17/2021	05/17/2021	8,000,000	8,001,939
Credit Suisse(a)	0.310%	01/11/2021	01/11/2021	1,000,000	1,000,053
Lloyds Bank Corporate Markets PLC(a)	0.310%	03/22/2021	03/22/2021	4,500,000	4,502,443
Mizuho Bank Ltd.(a)	0.250%	02/25/2021	02/25/2021	7,000,000	7,000,914
MUFG Bank Ltd.(a)	0.250%	04/20/2021	04/20/2021	5,000,000	5,000,258
Natixis, SOFR + 0.25%(b)	0.340%	01/01/2021	02/12/2021	4,000,000	4,000,865
Royal Bank of Canada, 3 Month USD LIBOR + 0.06%(b)	0.292%	02/05/2021	11/05/2021	4,000,000	4,000,000
Royal Bank of Canada, 3 Month USD LIBOR + 0.11%(b)	0.329%	03/16/2021	12/16/2021	5,000,000	5,000,474
Royal Bank of Canada, 3 Month USD LIBOR + 0.12%(b)	0.356%	03/18/2021	06/18/2021	4,000,000	4,001,618
Skandinaviska Enskilda Banken AB(a)	0.220%	05/24/2021	05/24/2021	3,000,000	3,000,023
Skandinaviska Enskilda Banken AB(a)	0.250%	05/13/2021	05/13/2021	8,000,000	8,001,061
Skandinaviska Enskilda Banken AB, 1 Month USD LIBOR + 0.08%(b)	0.224%	01/22/2021	02/22/2021	7,000,000	7,000,721
Societe Generale(a)	0.250%	05/10/2021	05/10/2021	8,000,000	7,999,795
Standard Chartered Bank(a)	0.280%	02/01/2021	02/01/2021	7,000,000	7,000,739
Standard Chartered Bank, 1 Month USD LIBOR + 0.11%(b)	0.253%	01/25/2021	02/24/2021	3,000,000	3,000,443
Standard Chartered Bank, 1 Month USD LIBOR + 0.18%(b)	0.324%	01/22/2021	04/22/2021	8,600,000	8,603,928
Sumitomo Mitsui Trust Bank(a)	0.200%	01/15/2021	01/15/2021	5,000,000	5,000,181
Sumitomo Mitsui Trust Bank(a)	0.260%	05/10/2021	05/10/2021	6,000,000	5,999,998
Sumitomo Mitsui Trust Bank(a)	0.270%	05/17/2021	05/17/2021	5,000,000	5,000,188
Svenska Handelsbanken AB, 1 Month USD LIBOR + 0.08%(b)	0.232%	01/04/2021	05/04/2021	4,000,000	4,000,636
Svenska Handelsbanken AB, 3 Month USD LIBOR + 0.05%(b)	0.263%	02/23/2021	08/23/2021	8,000,000	7,999,999
Svenska Handelsbanken AB, 3 Month USD LIBOR + 0.06%(b)	0.292%	02/05/2021	11/05/2021	7,000,000	7,000,000
Toronto Dominion Bank(a)	0.240%	06/04/2021	06/04/2021	9,000,000	8,998,837
Toronto Dominion Bank(a)	0.250%	03/31/2021	03/31/2021	7,000,000	7,000,350
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Toronto Dominion Bank(a)	0.280%	06/15/2021	06/15/2021	$ 5,000,000	$ 5,003,900
TOTAL CERTIFICATES OF DEPOSIT					189,619,620
FINANCIAL COMPANY COMMERCIAL PAPER—23.7%
Australia & New Zealand Banking Group Ltd.(a)	0.250%	06/17/2021	06/17/2021	5,000,000	4,995,660
Australia & New Zealand Banking Group Ltd.(a)	0.250%	06/23/2021	06/23/2021	6,000,000	5,994,548
Australia & New Zealand Banking Group Ltd.(a)	0.250%	06/28/2021	06/28/2021	5,000,000	4,995,276
Bank of Montreal(a)	0.170%	01/04/2021	01/04/2021	5,000,000	4,999,937
BPCE(a)	0.200%	02/01/2021	02/01/2021	7,000,000	6,998,936
Commonwealth Bank of Australia, 3 Month USD LIBOR + 0.05%(b)	0.266%	01/22/2021	01/22/2021	1,200,000	1,200,040
DBS Bank Ltd.(a)	0.210%	02/24/2021	02/24/2021	3,500,000	3,499,128
DBS Bank Ltd.(a)	0.220%	03/18/2021	03/18/2021	9,000,000	8,996,400
DBS Bank Ltd.(a)	0.250%	03/23/2021	03/23/2021	1,725,000	1,724,246
DBS Bank Ltd.(a)	0.250%	06/02/2021	06/02/2021	5,000,000	4,995,474
DBS Bank Ltd., SOFR + 0.13%(b)	0.210%	01/01/2021	04/23/2021	1,250,000	1,250,086
HSBC Bank PLC(a)	0.300%	05/14/2021	05/14/2021	2,000,000	1,998,563
HSBC Bank PLC, 1 Month USD LIBOR + 0.15%(b)	0.302%	01/19/2021	02/19/2021	4,000,000	4,000,782
HSBC Bank PLC, 3 Month USD LIBOR + 0.16%(b)	0.376%	01/22/2021	04/22/2021	5,000,000	5,001,633
Lloyds Bank Corporate Markets PLC(a)	0.280%	02/09/2021	02/09/2021	13,400,000	13,397,811
Lloyds Bank PLC(a)	0.270%	04/16/2021	04/16/2021	4,000,000	3,997,350
Lloyds Bank PLC, SOFR + 0.32%(b)	0.410%	01/01/2021	01/21/2021	8,000,000	8,000,753
LVMH Moet Hennessy Louis Vuitton SE(a)	0.140%	01/04/2021	01/04/2021	10,000,000	9,999,889
LVMH Moet Hennessy Louis Vuitton SE(a)	0.150%	01/07/2021	01/07/2021	6,665,000	6,664,870
LVMH Moet Hennessy Louis Vuitton SE(a)	0.170%	01/12/2021	01/12/2021	3,000,000	2,999,900
LVMH Moet Hennessy Louis Vuitton SE(a)	0.180%	01/22/2021	01/22/2021	2,000,000	1,999,863
LVMH Moet Hennessy Louis Vuitton SE(a)	0.240%	03/23/2021	03/23/2021	6,700,000	6,697,482
Mitsubishi UFJ Trust and Banking Corp.(a)	0.270%	01/12/2021	01/12/2021	7,000,000	6,999,753
National Australia Bank Ltd., 1 Month USD LIBOR + 0.08%(b)	0.232%	01/19/2021	07/19/2021	7,000,000	6,998,664
National Australia Bank Ltd., 1 Month USD LIBOR + 0.10%(b)	0.247%	01/29/2021	04/30/2021	8,000,000	8,001,728
National Australia Bank Ltd., 3 Month USD LIBOR%(b)	0.206%	02/10/2021	05/10/2021	6,000,000	6,000,000
National Australia Bank Ltd., 3 Month USD LIBOR + 0.06%(b)	0.274%	02/10/2021	11/10/2021	8,000,000	8,000,000
Royal Bank of Canada, 3 Month USD LIBOR + 0.06%(b)	0.282%	01/28/2021	10/28/2021	2,000,000	2,000,000
Societe Generale(a)	0.280%	05/03/2021	05/03/2021	5,000,000	4,995,746
Societe Generale(a)	0.295%	06/09/2021	06/09/2021	7,000,000	6,992,533
Societe Generale, 3 Month USD LIBOR + 0.14%(b)	0.362%	01/26/2021	01/26/2021	4,000,000	4,000,210
Sumitomo Mitsui Trust Bank(a)	0.230%	02/02/2021	02/02/2021	7,000,000	6,999,134
Toronto Dominion Bank(a)	0.130%	01/04/2021	01/04/2021	5,000,000	4,999,950
Toronto Dominion Bank(a)	0.210%	02/17/2021	02/17/2021	10,000,000	9,997,360
Toyota Finance Australia Ltd.(a)	0.230%	03/17/2021	03/17/2021	3,000,000	2,999,139
Toyota Finance Australia Ltd.(a)	0.270%	01/11/2021	01/11/2021	4,000,000	3,999,890
UBS AG(a)	0.270%	05/17/2021	05/17/2021	9,000,000	8,990,718
UBS AG, 3 Month USD LIBOR + 0.10%(b)	0.332%	02/05/2021	11/05/2021	5,000,000	5,000,000
UBS AG, 3 Month USD LIBOR + 0.12%(b)	0.357%	01/14/2021	10/14/2021	8,000,000	8,000,000
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					219,383,452
OTHER NOTES—3.8%
Credit Agricole Corporate & Investment Bank(a)	0.080%	01/04/2021	01/04/2021	5,000,000	5,000,000
Mitsubishi UFJ Financial Group, Inc.(a)	0.272%	03/01/2021	03/01/2021	5,000,000	5,020,950
Mizuho Bank Ltd.(a)	0.090%	01/04/2021	01/04/2021	8,595,000	8,595,000
Royal Bank of Canada(a)	0.070%	01/04/2021	01/04/2021	12,000,000	12,000,000
Toyota Motor Credit Corp., 3 Month USD LIBOR + 0.06%(b)	0.285%	01/01/2021	10/01/2021	5,000,000	5,000,550
TOTAL OTHER NOTES					35,616,500
TREASURY DEBT—6.9%
U.S. Treasury Bill(a)	0.073%	03/18/2021	03/18/2021	10,000,000	9,998,479
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Bill(a)	0.088%	06/10/2021	06/10/2021	$ 9,960,000	$ 9,956,417
U.S. Treasury Bill(a)	0.090%	01/12/2021	01/12/2021	8,000,000	7,999,920
U.S. Treasury Bill(a)	0.095%	05/27/2021	05/27/2021	10,050,000	10,046,707
U.S. Treasury Bill(a)	0.100%	01/26/2021	01/26/2021	7,000,000	6,999,770
U.S. Treasury Bill(a)	0.100%	01/28/2021	01/28/2021	8,000,000	7,999,680
U.S. Treasury Bill(a)	0.100%	04/20/2021	04/20/2021	8,000,000	7,998,704
U.S. Treasury Bill(a)	0.161%	01/07/2021	01/07/2021	3,000,000	2,999,994
TOTAL TREASURY DEBT					63,999,671
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—11.4%
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by Federal Home Loan Mortgage Corporations, 2.267% – 3.617% due 09/01/2033 – 09/01/2048, Federal Home Loan Mortgage Corporation Strips, 5.500% due 05/01/2036 – 07/15/2036, Federal National Mortgage Associations, 2.500% – 6.000% due 09/01/2028 – 01/01/2049, Federal National Mortgage Associations Strips, 0.000% – 5.500% due 10/01/2033 – 09/01/2047, and a Government National Mortgage Association, 3.000% due 10/20/2048, valued at $56,100,000); expected proceeds $55,000,489	0.080%	01/04/2021	01/04/2021	55,000,000	55,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by a Government National Mortgage Association, 2.984% due 09/20/2070, valued at $1,020,000); expected proceeds $1,000,009	0.080%	01/04/2021	01/04/2021	1,000,000	1,000,000
Agreement with Calyon Securities (USA) Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by a Federal Home Loan Mortgage Corporation, 2.000% due 10/01/2050, valued at $35,700,001); expected proceeds $35,000,311	0.080%	01/04/2021	01/04/2021	35,000,000	35,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by Government National Mortgage Associations, 4.000% – 6.000% due 11/20/2048 – 12/20/2048, valued at $5,100,212); expected proceeds $5,000,039	0.070%	01/04/2021	01/04/2021	5,000,000	5,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by a Federal Farm Credit Bank, 0.150% due 11/16/2022, valued at $10,200,495); expected proceeds $10,000,089	0.080%	01/04/2021	01/04/2021	10,000,000	10,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					106,000,000
TREASURY REPURCHASE AGREEMENTS—13.0%
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by a U.S. Treasury Inflation Index Note, 1.125% due 01/15/2021, valued at $12,240,030); expected proceeds $12,000,253	0.190%	01/04/2021	01/04/2021	12,000,000	12,000,000
Agreement with Barclays Capital, Inc., dated 12/31/2020 (collateralized by a U.S. Treasury Bond, 3.625% due 08/15/43, valued at $8,160,364); expected proceeds $8,000,080	0.090%	01/04/2021	01/04/2021	8,000,000	8,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by U.S. Treasury Bonds, 2.250% – 8.000% due 02/15/2021 – 08/15/2049, and U.S. Treasury Notes, 0.375% – 2.250% due 03/31/2022 – 11/15/2029, valued at $61,200,019); expected proceeds $60,000,467	0.070%	01/04/2021	01/04/2021	$ 60,000,000	$ 60,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by U.S. Treasury Bonds, 3.000% due 11/15/2044 – 05/15/2045, a U.S. Treasury Inflation Index Note, 0.125% due 01/15/2023, and U.S. Treasury Notes, 0.249% – 2.250% due 01/31/2022 – 02/15/2027, valued at $40,800,020); expected proceeds $40,000,311	0.070%	01/04/2021	01/04/2021	40,000,000	40,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					120,000,000
OTHER REPURCHASE AGREEMENTS—14.1%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/18/2020 (collateralized by a Common Stock, valued at $11,880,067); expected proceeds $11,018,993(c)	0.555%	01/01/2021	04/09/2021	11,000,000	11,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by various Common Stocks, valued at $21,600,000); expected proceeds $20,000,511	0.230%	01/04/2021	01/04/2021	20,000,000	20,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 10/01/2020 (collateralized by a Common Stock, valued at $3,240,002); expected proceeds $3,003,798(c)	0.430%	01/01/2021	01/15/2021	3,000,000	3,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by a Common Stock, valued at $17,280,000); expected proceeds $16,000,409	0.230%	01/04/2021	01/04/2021	16,000,000	16,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/24/2020 (collateralized by various Common Stocks, valued at $4,320,028); expected proceeds $4,007,067(c)	0.530%	01/01/2021	04/23/2021	4,000,000	4,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/30/2020 (collateralized by various Common Stocks, valued at $10,800,008); expected proceeds $10,004,433(c)	0.380%	01/01/2021	02/10/2021	10,000,000	10,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/29/2020 (collateralized by various Common Stocks, valued at $7,560,003); expected proceeds $7,006,650(c)	0.380%	01/01/2021	03/29/2021	7,000,000	7,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by various Common Stocks, valued at $27,000,011); expected proceeds $25,000,639	0.230%	01/04/2021	01/04/2021	25,000,000	25,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by a Common Stock, valued at $18,360,023); expected proceeds $17,001,157	0.350%	01/07/2021	01/07/2021	17,000,000	17,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/28/2020 (collateralized by various Common Stocks, valued at $16,200,001); expected proceeds $15,000,729	0.250%	01/04/2021	01/04/2021	15,000,000	15,000,000
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by various Common Stocks, valued at $3,240,017); expected proceeds $3,000,070	0.210%	01/04/2021	01/04/2021	$ 3,000,000	$ 3,000,000
TOTAL OTHER REPURCHASE AGREEMENTS					131,000,000
TOTAL INVESTMENTS –100.0% (Cost $926,358,660)(d)					926,388,846
Other Assets in Excess of Liabilities —0.0%(e)					79,006
NET ASSETS –100.0%					$ 926,467,852
(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $35,000,000 or 3.8% of net assets as of December 31, 2020.
(d)	Also represents the cost for federal tax purposes.
(e)	Amount shown represents less than 0.05% of net assets.
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Asset Backed Commercial Paper	$—	$ 60,769,603	$—	$ 60,769,603
Certificates of Deposit	—	189,619,620	—	189,619,620
Financial Company Commercial Paper	—	219,383,452	—	219,383,452
Other Notes	—	35,616,500	—	35,616,500
Treasury Debt	—	63,999,671	—	63,999,671
Government Agency Repurchase Agreements	—	106,000,000	—	106,000,000
Treasury Repurchase Agreements	—	120,000,000	—	120,000,000
Other Repurchase Agreements	—	131,000,000	—	131,000,000
Total Investments	$—	$926,388,846	$—	$926,388,846
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2020

ASSETS
Investments in unaffiliated issuers, at value	$569,388,846
Repurchase agreements, at value and amortized cost	357,000,000
Total Investments	926,388,846
Cash	932
Interest receivable — unaffiliated issuers	186,117
Prepaid expenses and other assets	77
TOTAL ASSETS	926,575,972
LIABILITIES
Advisory fee payable	37,887
Custodian, sub-administrator and transfer agent fees payable	29,112
Trustees’ fees and expenses payable	68
Professional fees payable	30,695
Printing and postage fees payable	10
Accrued expenses and other liabilities	10,348
TOTAL LIABILITIES	108,120
NET ASSETS	$926,467,852
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$569,358,660
Repurchase agreements	357,000,000
Total cost of investments	$926,358,660
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

INVESTMENT INCOME
Interest income — unaffiliated issuers	$5,063,421
EXPENSES
Advisory fee	370,436
Custodian, sub-administrator and transfer agent fees	162,951
Trustees’ fees and expenses	26,430
Professional fees and expenses	39,156
Printing and postage fees	3,447
Insurance expense	77
Miscellaneous expenses	10,220
TOTAL EXPENSES	612,717
NET INVESTMENT INCOME (LOSS)	$4,450,704
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(133,114)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	29,435
NET REALIZED AND UNREALIZED GAIN (LOSS)	(103,679)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$4,347,025
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/20	For the Period 12/03/19*- 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 4,450,704	$ 1,177,797
Net realized gain (loss)	(133,114)	—
Net change in unrealized appreciation/depreciation	29,435	751
Net increase (decrease) in net assets resulting from operations	4,347,025	1,178,548
CAPITAL TRANSACTIONS
Contributions	1,370,984,362	884,807,715
Withdrawals	(1,330,160,138)	(4,689,660)
Net increase (decrease) in net assets from capital transactions	40,824,224	880,118,055
Net increase (decrease) in net assets during the period	45,171,249	881,296,603
Net assets at beginning of period	881,296,603	—
NET ASSETS AT END OF PERIOD	$ 926,467,852	$881,296,603
*	Inception date.
See accompanying notes to financial statements.
9

STATE STREET ESG LIQUID RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/20	For the Period 12/04/19*- 12/31/19
Total return (a)	0.59%	0.13%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$926,468	$881,297
Ratios to average net assets:
Total expenses	0.08%	0.11%(b)
Net investment income (loss)	0.60%	1.72%(b)
*	Commencement of operations.
(a)	Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(b)	Annualized.
See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2020

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2020, the Trust consists of six (6) series each of which represents a separate series of beneficial interest in the Trust. The State Street ESG Liquid Reserves Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interests with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a floating net asset value (“NAV”) money market fund. As a floating NAV money market fund, the Portfolio (1) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (“SEC”) guidance) to value its portfolio securities and transact at a floating NAV calculated to four decimal places; and (2) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Portfolio’s weekly liquid assets fall below a designated threshold.
The Portfolio was formed on December 3, 2019 and commenced operations on December 4, 2019.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the "Board"). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•   Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers.
•   Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
11

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

•  Repurchase agreements are valued at the repurchase price as of valuation date.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio's investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method.
All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
12

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2020, the Portfolio had invested in repurchase agreements with the gross values of $357,000,000 and associated collateral equal to $372,001,301.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield. Reimbursement payments by the Portfolio to the Service Providers in connection with the Voluntary Reduction are considered “extraordinary expenses” and are not subject to any contractual expense limitation agreement in effect for the Portfolio at the time of such payment.
There were no reimbursements for the period ended December 31, 2020.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the
13

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STATE STREET ESG LIQUID RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (“the IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.
14

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

8.    New Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments are effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact of the guidance.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
15

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest of State Street ESG Liquid Reserves Portfolio and the Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street ESG Liquid Reserves Portfolio (the “Portfolio”) (one of the series constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the period from December 3, 2019 (inception date) through December 31, 2019, and the financial highlights for the year then ended and for the period from December 4, 2019 (commencement of operations) through December 31, 2019 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting State Street Master Funds) at December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the period from December 3, 2019 (inception date) through December 31, 2019 and its financial highlights for the year then ended and the period from December 4, 2019 (commencement of operations) through December 31, 2019, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 26, 2021
16

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
OTHER INFORMATION
December 31, 2020 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2020 to December 31, 2020.
The table below illustrates your Portfolio’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
State Street ESG Liquid Reserves Portfolio	0.08%	$152.10	$0.23	$1,024.70	$0.41
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 366.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
17

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	65	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992-2017); Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 - 2019, Independent Director, SSGA Qualified Funds PLC.	65	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2019 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	65	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 – 1995 and 2001–2007) and Trustee Emeritus (2007 – present); Trustee and Independent Chairperson of GE Funds (1993 –February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	65	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (2001 - 2017) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
18

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	65	None.
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	47	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	65	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	65	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – 2019).
Interested Trustee(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001-present); Senior Managing Director, State Street Global Advisors (1992-present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	65	Board Director, SSGA SPDR ETFs Europe 1 plc (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(2) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

19

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present); Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present) *; Managing Director, State Street Global Advisors (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Mutual Fund Controller at GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011-July 2017).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB:1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 – present); Vice President at Eaton Vance Corp (October 2010 – October 2019)
20

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Trust's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

21

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSIITESGAR

Annual Report
December 31, 2020
State Street Master Funds
State Street U.S. Government Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street U.S. Government Money Market Portfolio
Portfolio Statistics (Unaudited)
Portfolio Composition as of December 31, 2020

% of Net Assets
Treasury Debt	59.2%
Government Agency Debt	18.5
Treasury Repurchase Agreements	14.2
Government Agency Repurchase Agreements	3.0
Other Assets in Excess of Liabilities	5.1
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of December 31, 2020

% of Net Assets
2 to 30 Days	29.2%
31 to 60 Days	13.6
61 to 90 Days	12.2
Over 90 Days	39.9
Total	94.9%
Average days to maturity	47
Weighted average life	99
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2020

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT—18.5%
Federal Farm Credit Bank (a)	0.010%	01/06/2021	01/06/2021	$ 80,000,000	$ 79,999,889
Federal Farm Credit Bank, 3 Month USD LIBOR - 0.12%(b)	0.096%	01/22/2021	07/22/2021	181,300,000	181,300,000
Federal Farm Credit Bank, SOFR + 0.03%(b)	0.115%	01/01/2021	11/20/2021	347,000,000	346,984,405
Federal Farm Credit Bank, SOFR + 0.04%(b)	0.130%	01/01/2021	02/09/2021	121,000,000	121,000,000
Federal Farm Credit Bank, 1 Month USD LIBOR(b)	0.153%	01/19/2021	03/17/2021	165,000,000	164,996,369
Federal Farm Credit Bank, 1 Month USD LIBOR + 0.01%(b)	0.153%	01/28/2021	12/28/2021	101,390,000	101,385,035
Federal Farm Credit Bank, SOFR + 0.07%(b)	0.155%	01/01/2021	11/18/2022	39,250,000	39,250,000
Federal Farm Credit Bank, SOFR + 0.08%(b)	0.170%	01/01/2021	01/14/2021	75,700,000	75,700,000
Federal Farm Credit Bank, SOFR + 0.09%(b)	0.175%	01/01/2021	10/07/2022	45,000,000	45,000,000
Federal Farm Credit Bank, 3 Month USD MMY + 0.10%(b)	0.195%	01/01/2021	01/18/2022	100,000,000	99,995,382
Federal Farm Credit Bank, 3 Month USD MMY + 0.13%(b)	0.225%	01/01/2021	02/28/2022	275,000,000	275,000,000
Federal Home Loan Bank, 3 Month USD LIBOR - 0.17%(b)	0.060%	01/08/2021	01/08/2021	250,100,000	250,097,812
Federal Home Loan Bank (a)	0.079%	03/17/2021	03/17/2021	85,000,000	84,986,010
Federal Home Loan Bank, SOFR + 0.01%(b)	0.100%	01/01/2021	04/23/2021	399,250,000	399,250,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.05%(b)	0.103%	01/16/2021	02/16/2021	401,750,000	401,748,313
Federal Home Loan Bank, SOFR + 0.02%(b)	0.105%	01/01/2021	05/19/2021	123,000,000	123,000,000
Federal Home Loan Bank, SOFR + 0.02%(b)	0.105%	01/01/2021	06/21/2021	190,600,000	190,600,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.04%(b)	0.106%	01/09/2021	01/08/2021	345,000,000	345,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.04%(b)	0.109%	01/22/2021	03/22/2021	100,000,000	100,001,680
Federal Home Loan Bank, SOFR + 0.02%(b)	0.110%	01/01/2021	02/12/2021	89,250,000	89,250,000
Federal Home Loan Bank, SOFR + 0.02%(b)	0.110%	01/01/2021	08/23/2021	479,000,000	479,000,000
Federal Home Loan Bank, SOFR + 0.02%(b)	0.110%	01/01/2021	09/20/2021	155,650,000	155,650,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.04%(b)	0.114%	01/13/2021	08/13/2021	175,000,000	175,000,000
Federal Home Loan Bank, SOFR + 0.03%(b)	0.115%	01/01/2021	02/25/2021	88,500,000	88,500,000
Federal Home Loan Bank, SOFR + 0.03%(b)	0.115%	01/01/2021	12/27/2021	400,250,000	400,250,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.03%(b)	0.123%	01/11/2021	01/11/2021	249,500,000	249,500,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.03%(b)	0.123%	01/16/2021	04/16/2021	615,800,000	615,800,000
Federal Home Loan Bank, SOFR + 0.04%(b)	0.125%	01/01/2021	03/10/2021	522,900,000	522,900,000
Federal Home Loan Bank, SOFR + 0.06%(b)	0.150%	01/01/2021	11/23/2022	350,000,000	350,000,000
Federal Home Loan Bank, SOFR + 0.06%(b)	0.150%	01/01/2021	12/16/2022	250,000,000	250,000,000
Federal Home Loan Bank, SOFR + 0.07%(b)	0.155%	01/01/2021	11/10/2022	150,000,000	150,000,000
Federal Home Loan Bank, SOFR + 0.08%(b)	0.165%	01/01/2021	06/11/2021	145,000,000	145,000,000
Federal Home Loan Bank, SOFR + 0.08%(b)	0.170%	01/01/2021	03/04/2021	330,700,000	330,700,000
Federal Home Loan Bank (a)	0.173%	05/14/2021	05/14/2021	388,900,000	388,896,791
Federal Home Loan Bank, SOFR + 0.12%(b)	0.210%	01/01/2021	10/13/2021	687,000,000	687,000,000
Federal Home Loan Bank, SOFR + 0.12%(b)	0.210%	01/01/2021	02/28/2022	130,000,000	130,000,000
Federal Home Loan Bank, SOFR + 0.14%(b)	0.225%	01/01/2021	03/10/2021	138,800,000	138,800,000
Federal Home Loan Bank, SOFR + 0.16%(b)	0.250%	01/01/2021	01/07/2021	579,500,000	579,500,000
Federal Home Loan Bank, SOFR + 0.23%(b)	0.320%	01/01/2021	04/13/2021	576,500,000	576,500,000
Federal Home Loan Mortgage Corp., SOFR + 0.03%(b)	0.115%	01/01/2021	02/26/2021	400,000,000	400,000,000
Federal Home Loan Mortgage Corp., SOFR + 0.03%(b)	0.120%	01/01/2021	02/24/2021	381,300,000	381,300,000
Federal Home Loan Mortgage Corp., SOFR + 0.08%(b)	0.165%	01/01/2021	03/14/2022	250,000,000	250,000,000
Federal Home Loan Mortgage Corp., SOFR + 0.15%(b)	0.240%	01/01/2021	03/04/2022	200,000,000	199,940,466
Federal Home Loan Mortgage Corp., SOFR + 0.16%(b)	0.250%	01/01/2021	04/20/2022	460,000,000	460,000,000
Federal Home Loan Mortgage Corp., SOFR + 0.19%(b)	0.280%	01/01/2021	06/02/2022	460,000,000	460,000,000
Federal Home Loan Mortgage Corp., SOFR + 0.24%(b)	0.330%	01/01/2021	07/23/2021	271,800,000	271,800,000
Federal Home Loan Mortgage Corp., SOFR + 0.30%(b)	0.390%	01/01/2021	10/25/2021	226,500,000	226,500,000
Federal National Mortgage Assoc., SOFR + 0.04%(b)	0.130%	01/01/2021	01/29/2021	352,000,000	352,000,823
Federal National Mortgage Assoc., SOFR + 0.05%(b)	0.140%	01/01/2021	03/04/2021	365,400,000	365,400,000
Federal National Mortgage Assoc., SOFR + 0.20%(b)	0.290%	01/01/2021	06/15/2022	457,150,000	457,150,000
Federal National Mortgage Assoc., SOFR + 0.31%(b)	0.400%	01/01/2021	10/25/2021	250,000,000	250,000,000
Federal National Mortgage Assoc., SOFR + 0.32%(b)	0.410%	01/01/2021	10/22/2021	224,800,000	224,800,000
Federal National Mortgage Assoc., SOFR + 0.33%(b)	0.420%	01/01/2021	10/15/2021	224,500,000	224,500,000
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Federal National Mortgage Assoc., SOFR + 0.35%(b)	0.440%	01/01/2021	10/15/2021	$ 226,600,000	$ 226,600,000
TOTAL GOVERNMENT AGENCY DEBT					14,677,532,975
TREASURY DEBT—59.2%
U.S. Treasury Bill (a)	0.073%	03/18/2021	03/18/2021	602,900,000	602,780,432
U.S. Treasury Bill (a)	0.080%	02/25/2021	02/25/2021	899,500,000	899,357,651
U.S. Treasury Bill (a)	0.081%	03/11/2021	03/11/2021	850,000,000	849,817,917
U.S. Treasury Bill (a)	0.081%	04/08/2021	04/08/2021	350,000,000	349,896,264
U.S. Treasury Bill (a)	0.083%	06/17/2021	06/17/2021	1,299,850,000	1,299,343,498
U.S. Treasury Bill (a)	0.086%	03/23/2021	03/23/2021	1,169,850,000	1,169,539,708
U.S. Treasury Bill (a)	0.088%	05/18/2021	05/18/2021	701,250,000	701,012,491
U.S. Treasury Bill (a)	0.088%	05/25/2021	05/25/2021	250,000,000	249,911,250
U.S. Treasury Bill (a)	0.088%	06/10/2021	06/10/2021	875,880,000	875,527,260
U.S. Treasury Bill (a)	0.090%	01/12/2021	01/12/2021	100,000,000	99,999,389
U.S. Treasury Bill (a)	0.090%	04/27/2021	04/27/2021	487,550,000	487,408,611
U.S. Treasury Bill (a)	0.090%	06/03/2021	06/03/2021	475,000,000	474,815,284
U.S. Treasury Bill (a)	0.090%	06/08/2021	06/08/2021	650,300,000	650,049,635
U.S. Treasury Bill (a)	0.090%	06/24/2021	06/24/2021	392,926,000	392,755,077
U.S. Treasury Bill (a)	0.091%	03/25/2021	03/25/2021	801,750,000	801,583,405
U.S. Treasury Bill (a)	0.095%	05/27/2021	05/27/2021	1,101,985,000	1,101,567,436
U.S. Treasury Bill (a)	0.095%	06/01/2021	06/01/2021	500,000,000	499,800,764
U.S. Treasury Bill (a)	0.098%	07/01/2021	07/01/2021	685,000,000	684,659,041
U.S. Treasury Bill (a)	0.100%	01/26/2021	01/26/2021	752,200,000	752,144,542
U.S. Treasury Bill (a)	0.100%	01/28/2021	01/28/2021	1,790,365,100	1,790,207,682
U.S. Treasury Bill (a)	0.100%	04/20/2021	04/20/2021	1,301,065,200	1,300,697,447
U.S. Treasury Bill (a)	0.100%	05/20/2021	05/20/2021	675,000,000	674,739,375
U.S. Treasury Bill (a)	0.103%	02/04/2021	02/04/2021	1,400,807,000	1,400,675,112
U.S. Treasury Bill (a)	0.105%	03/09/2021	03/09/2021	688,100,000	687,980,292
U.S. Treasury Bill (a)	0.105%	04/01/2021	04/01/2021	1,199,000,000	1,198,714,393
U.S. Treasury Bill (a)	0.105%	04/06/2021	04/06/2021	926,100,000	925,846,448
U.S. Treasury Bill (a)	0.106%	02/09/2021	02/09/2021	949,500,000	949,392,765
U.S. Treasury Bill (a)	0.108%	04/29/2021	04/29/2021	1,248,766,000	1,248,358,893
U.S. Treasury Bill (a)	0.110%	02/02/2021	02/02/2021	675,000,000	674,934,000
U.S. Treasury Bill (a)	0.110%	02/23/2021	02/23/2021	302,850,000	302,809,872
U.S. Treasury Bill (a)	0.110%	03/16/2021	03/16/2021	400,450,000	400,359,454
U.S. Treasury Bill (a)	0.110%	05/06/2021	05/06/2021	674,750,000	674,492,283
U.S. Treasury Bill (a)	0.110%	05/13/2021	05/13/2021	500,150,000	499,948,273
U.S. Treasury Bill (a)	0.115%	01/05/2021	01/05/2021	636,078,000	636,074,370
U.S. Treasury Bill (a)	0.115%	03/04/2021	03/04/2021	1,074,941,000	1,074,760,394
U.S. Treasury Bill (a)	0.115%	03/30/2021	03/30/2021	1,652,250,000	1,651,839,102
U.S. Treasury Bill (a)	0.115%	04/15/2021	04/15/2021	2,400,700,000	2,399,999,995
U.S. Treasury Bill (a)	0.120%	01/19/2021	01/19/2021	951,623,600	951,569,013
U.S. Treasury Bill (a)	0.120%	02/11/2021	02/11/2021	818,800,000	818,690,532
U.S. Treasury Bill (a)	0.120%	02/16/2021	02/16/2021	750,500,000	750,397,075
U.S. Treasury Bill (a)	0.120%	02/18/2021	02/18/2021	2,575,675,000	2,575,309,309
U.S. Treasury Bill (a)	0.130%	01/21/2021	01/21/2021	2,049,922,500	2,049,803,406
U.S. Treasury Bill (a)	0.140%	04/22/2021	04/22/2021	1,600,900,000	1,600,277,780
U.S. Treasury Bill (a)	0.145%	01/14/2021	01/14/2021	1,362,500,000	1,362,438,352
U.S. Treasury Bill (a)	0.161%	01/07/2021	01/07/2021	1,458,350,000	1,458,329,480
U.S. Treasury Note, 3 Month USD MMY + 0.06%(b)	0.150%	01/01/2021	07/31/2022	109,000,000	109,005,220
U.S. Treasury Note, 3 Month USD MMY + 0.06%(b)	0.150%	01/01/2021	10/31/2022	200,000,000	199,981,467
U.S. Treasury Note, 3 Month USD MMY + 0.11%(b)	0.209%	01/01/2021	04/30/2022	200,000,000	200,171,898
U.S. Treasury Note, 3 Month USD MMY + 0.12%(b)	0.210%	01/01/2021	01/31/2021	280,800,000	280,777,622
U.S. Treasury Note, 3 Month USD MMY + 0.14%(b)	0.234%	01/01/2021	04/30/2021	740,000,000	739,812,191
U.S. Treasury Note, 3 Month USD MMY + 0.15%(b)	0.249%	01/01/2021	01/31/2022	200,000,000	199,986,645
U.S. Treasury Note, 3 Month USD MMY + 0.22%(b)	0.315%	01/01/2021	07/31/2021	1,577,300,000	1,577,041,528
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Note, 3 Month USD MMY + 0.30%(b)	0.395%	01/01/2021	10/31/2021	$ 835,509,200	$ 835,782,267
TOTAL TREASURY DEBT					47,143,173,590
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—3.0%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by Government National Mortgage Associations, 0.602% – 5.948% due 05/20/2044 – 10/20/2050, valued at $164,160,000); expected proceeds $152,001,351	0.080%	01/04/2021	01/04/2021	152,000,000	152,000,000
Agreement with Calyon Securities (USA), Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 3.500% due 07/01/2049 – 10/01/2050, valued at $30,600,000); expected proceeds $30,000,267	0.080%	01/04/2021	01/04/2021	30,000,000	30,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by Federal Home Loan Mortgage Corporations, 0.170% – 20.596% due 04/25/2023 – 08/15/2051, a Federal National Mortgage Association, 4.857% due 05/25/2035, Government National Mortgage Associations, 0.000% – 85.129% due 05/20/2035 – 04/16/2053, a U.S. Treasury Bond, 6.250% due 08/15/2023, a U.S. Treasury Inflation Index Note, 0.375% due 07/15/2023, U.S. Treasury Notes, 0.125% – 2.875% due 06/30/2023 – 10/15/2023, and a U.S. Treasury Strip, 0.000% due 02/15/2031, valued at $1,024,398,604); expected proceeds $1,000,017,500
	0.090%	01/07/2021	01/07/2021	1,000,000,000	1,000,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 11/25/2020 (collateralized by Government National Mortgage Associations, 0.250% – 6.498% due 11/20/2036 – 01/16/2062, valued at $257,458,224); expected proceeds $250,042,361 (c)	0.100%	01/25/2021	01/25/2021	250,000,000	250,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by a Federal Home Loan Mortgage Corporation, 2.000% due 12/01/2050, Federal National Mortgage Associations, 2.000% – 3.000% due 11/01/2035 – 12/01/2049, and Government National Mortgage Associations, 3.500% – 6.000% due 03/20/2032 – 11/20/2050, valued at $102,000,001); expected proceeds $100,000,889	0.080%	01/04/2021	01/04/2021	100,000,000	100,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by Government National Mortgage Associations, 1.860% – 8.000% due 10/20/2026 – 12/15/2060, valued at $127,500,000); expected proceeds $125,000,972	0.070%	01/04/2021	01/04/2021	125,000,000	125,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 11/03/2020 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 4.500% due 05/01/2025 – 12/01/2050, and Federal National Mortgage Associations, 1.380% – 5.000% due 01/20/2024 – 01/01/2051, valued at $255,061,483); expected proceeds $250,070,000 (c)	0.140%	01/14/2021	01/14/2021	250,000,000	250,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/21/2020 (collateralized by a Federal Home Loan Mortgage Corporation, 4.000% due 03/01/2048, and Federal National Mortgage Associations, 1.500% – 4.500% due 05/01/2050 – 12/01/2050, valued at $153,002,210); expected proceeds $150,032,500 (c)	0.130%	01/01/2021	02/19/2021	$ 150,000,000	$ 150,000,000
Agreement with Standard Chartered Bank and Bank of New York Mellon (Tri-Party), dated 11/25/2020 (collateralized by a Federal National Mortgage Association, 2.500% due 12/01/2050, Government National Mortgage Associations, 3.000% due 11/20/2049 – 06/20/2050, U.S. Treasury Bills, 0.000% due 03/04/2021 – 08/12/2021, U.S. Treasury Bonds, 2.375% – 3.625% due 08/15/2043 – 11/15/2049, U.S. Treasury Inflation Index Bonds, 0.250% – 1.750% due 01/15/2028 – 02/15/2050, U.S. Treasury Inflation Index Notes, 0.125% – 0.750% due 07/15/2022 – 07/15/2030 and U.S. Treasury Notes, 0.125% – 3.000% due 08/31/2021 – 11/15/2030, valued at $301,920,136); expected proceeds $296,051,189 (c)
	0.050%	01/25/2021	01/04/2021	296,000,000	296,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by a Tennessee Valley Authority, 5.375% due 04/01/2056, valued at $30,600,122); expected proceeds $30,000,267	0.080%	01/04/2021	01/04/2021	30,000,000	30,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					2,383,000,000
TREASURY REPURCHASE AGREEMENTS—14.2%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/16/2020 (collateralized by U.S. Treasury Notes, 0.375% – 2.750% due 07/31/2023 – 05/15/2030, valued at $314,160,061); expected proceeds $308,029,089	0.100%	01/07/2021	01/07/2021	308,000,000	308,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by U.S. Treasury Notes, 0.625% – 2.875% due 01/31/2021 – 08/15/2030, valued at $254,668,535); expected proceeds $249,676,665	0.060%	01/04/2021	01/04/2021	249,675,000	249,675,000
Agreement with Bank of Montreal and Bank of New York Mellon (Tri-Party), dated 11/27/2020 (collateralized by U.S. Treasury Bonds, 2.250% – 2.875% due 08/15/2045 – 08/15/2049, U.S. Treasury Inflation Index Notes, 0.125% due 01/15/2022 – 07/15/2030, U.S. Treasury Notes, 0.250% – 2.750% due 02/28/2022 – 09/30/2027, and a U.S. Treasury Strip, 0.000% due 02/15/2029, valued at $153,000,056); expected proceeds $150,022,125	0.090%	01/07/2021	01/07/2021	150,000,000	150,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by U.S. Treasury Notes, 0.375% – 1.750% due 06/15/2022 – 12/31/2025, valued at $510,000,017); expected proceeds $500,002,778	0.050%	01/04/2021	01/04/2021	500,000,000	500,000,000
Agreement with Barclays Capital, Inc., dated 12/31/2020 (collateralized by U.S. Treasury Bonds, 3.000% - 3.750%, due 11/15/2043 – 11/15/2048 valued at $647,996,585); expected proceeds $635,006,350	0.090%	01/04/2021	01/04/2021	635,000,000	635,000,000
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/28/2020 (collateralized by a U.S. Treasury Bill, 0.000% due 02/11/2021, U.S. Treasury Bonds, 2.500% – 8.125% due 02/15/2021 – 02/15/2045, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 07/15/2021 – 07/15/2030, U.S. Treasury Notes, 1.375% – 2.875% due 04/30/2021 – 02/28/2026, and U.S. Treasury Strips, 0.000% due 11/15/2026 – 11/15/2049, valued at $311,365,200); expected proceeds $305,282,895	0.090%	01/07/2021	01/07/2021	$ 305,260,000	$ 305,260,000
Agreement with Calyon Securities (USA), Inc. and Bank of New York Mellon (Tri-Party), dated 11/23/2020 (collateralized by U.S. Treasury Inflation Index Notes, 0.125% – 0.500% due 10/15/2024 – 01/15/2028, valued at $312,222,062); expected proceeds $306,143,619	0.090%	01/07/2021	01/07/2021	306,100,000	306,100,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by U.S. Treasury Bonds, 3.000% – 4.750% due 02/15/2041 – 05/15/2042, and U.S. Treasury Inflation Index Bonds, 0.625% – 0.750% due 02/15/2042 – 02/15/2043, valued at $153,008,788); expected proceeds $150,002,042	0.070%	01/07/2021	01/07/2021	150,000,000	150,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by U.S. Treasury Strips, 0.000% due 05/15/2040 – 02/15/2043, valued at $127,600,669); expected proceeds $125,000,972	0.070%	01/04/2021	01/04/2021	125,000,000	125,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by U.S. Treasury Strips, 0.000% due 11/15/2043 – 11/15/2047, valued at $510,000,044); expected proceeds $500,007,778	0.080%	01/07/2021	01/07/2021	500,000,000	500,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by U.S. Treasury Notes, 0.125% – 0.625% due 12/31/2022 – 12/31/2027, valued at $2,958,000,068); expected proceeds $2,900,016,111	0.050%	01/04/2021	01/04/2021	2,900,000,000	2,900,000,000
Agreement with Fixed Income Clearing Corp., dated 12/31/2020 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 10/15/2025 and U.S. Treasury Notes, 0.125% - 0.625%, due 10/15/2023 – 12/31/2027 valued at $2,549,308,285); expected proceeds $2,500,023,073	0.080%	01/04/2021	01/04/2021	2,500,000,851	2,500,000,851
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by a U.S. Treasury Note, 2.750% due 06/30/2025, valued at $105,060,015); expected proceeds $103,000,572	0.010%	01/04/2021	01/04/2021	103,000,000	103,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by a U.S. Treasury Note, 0.125% due 05/31/2022, valued at $24,717,720); expected proceeds $24,233,162	0.060%	01/04/2021	01/04/2021	24,233,000	24,233,000
Agreement with LLOYDS Bank PLC, dated 11/03/2020 (collateralized by a U.S. Treasury Inflation Index Bond, 1.375% due 02/15/2044 and a U.S. Treasury Note, 2.250% due 10/31/2024, valued at $372,578,125); expected proceeds $365,150,461 (c)	0.140%	02/17/2021	02/17/2021	365,000,000	365,000,000
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with MUFG Securities, dated 12/31/2020 (collateralized by U.S. Treasury Bonds, 1.125% - 6.250% due 05/15/2030 – 05/15/2050 and U.S. Treasury Notes, 0.125% - 6.625% due 02/15/2021 – 11/30/2027, valued at $764,515,738); expected proceeds $750,005,000	0.060%	01/04/2021	01/04/2021	$ 750,000,000	$ 750,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 11/02/2020 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, and a U.S. Treasury Inflation Index Note, 0.375% due 01/15/2027, valued at $147,900,040); expected proceeds $145,036,653	0.140%	01/06/2021	01/06/2021	145,000,000	145,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 12/02/2020 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, a U.S. Treasury Inflation Index Note, 0.375% due 01/15/2027, and U.S. Treasury Notes, 1.500% – 2.000% due 06/30/2024 – 08/15/2026, valued at $188,700,056); expected proceeds $185,041,419 (c)	0.130%	02/02/2021	02/02/2021	185,000,000	185,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 12/04/2020 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, a U.S. Treasury Inflation Index Note, 0.375% due 01/15/2027, and U.S. Treasury Notes, 1.500% – 2.000% due 06/30/2024 – 11/15/2026, valued at $188,700,041); expected proceeds $185,069,375 (c)	0.150%	03/04/2021	03/04/2021	185,000,000	185,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 12/14/2020 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, a U.S. Treasury Inflation Index Note, 0.375% due 01/15/2027, and U.S. Treasury Notes, 1.500% – 2.000% due 06/30/2024 – 11/15/2026, valued at $377,400,051); expected proceeds $370,140,292 (c)	0.150%	03/15/2021	03/15/2021	370,000,000	370,000,000
Agreement with Prudential Insurance Co., dated 12/31/2020 (collateralized by a U.S. Treasury Bond, 3.375% due 11/15/2043 and U.S. Treasury Strips, 0.000%, due 02/15/2029 – 02/15/2045, valued at $144,686,871); expected proceeds $141,316,888	0.090%	01/04/2021	01/04/2021	141,315,475	141,315,475
Agreement with Prudential Insurance Co., dated 12/31/2020 (collateralized by U.S. Treasury Bonds, 2.250% - 3.750% due 11/15/2042 – 11/15/2049 and a U.S. Treasury Strip, 0.000%, due 08/15/2027, valued at $297,264,211); expected proceeds $291,111,686	0.090%	01/04/2021	01/04/2021	291,108,775	291,108,775
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by U.S. Treasury Bills, 0.000% due 01/26/2021 – 12/02/2021, and a U.S. Treasury Note, 0.210% due 01/31/2021, valued at $25,500,065); expected proceeds $25,000,194	0.070%	01/04/2021	01/04/2021	25,000,000	25,000,000
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by U.S. Treasury Bills, 0.000% due 01/19/2021 – 10/07/2021, U.S. Treasury Bonds, 2.250% – 7.625% due 11/15/2024 – 08/15/2049, U.S. Treasury Inflation Index Bonds, 1.000% – 2.500% due 01/15/2029 – 02/15/2049, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 04/15/2021 – 01/15/2030, U.S. Treasury Notes, 0.125% – 3.625% due 02/15/2021 – 08/15/2030, and U.S. Treasury Strips, 0.000% due 02/15/2021 – 05/15/2029, valued at $102,000,014); expected proceeds $100,000,556	0.050%	01/04/2021	01/04/2021	$ 100,000,000	$ 100,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					11,313,693,101
TOTAL INVESTMENTS –94.9% (d)(e)					75,517,399,666
Other Assets in Excess of Liabilities —5.1%					4,094,547,484
NET ASSETS –100.0%					$ 79,611,947,150
(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $2,051,000,000 or 2.6% of net assets as of December 31, 2020.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
SOFR	Secured Overnight Financing Rate
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2020

ASSETS
Investments in unaffiliated issuers, at value and cost	$61,820,706,565
Repurchase agreements, at value and amortized cost	13,696,693,101
Total Investments	75,517,399,666
Cash	5,392,914,003
Interest receivable — unaffiliated issuers	6,295,395
Prepaid expenses and other assets	12,528
TOTAL ASSETS	80,916,621,592
LIABILITIES
Payable for investments purchased	1,299,879,011
Advisory and administrator fee payable	3,126,922
Custody, sub-administration and transfer agent fees payable	1,318,411
Trustees’ fees and expenses payable	13,236
Professional fees payable	251,443
Printing fees payable	1,221
Accrued expenses and other liabilities	84,198
TOTAL LIABILITIES	1,304,674,442
NET ASSETS	$ 79,611,947,150
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

INVESTMENT INCOME
Interest income — unaffiliated issuers	$356,718,536
EXPENSES
Advisory and administrator fee	39,170,581
Custodian, sub-administrator and transfer agent fees	9,861,919
Trustees’ fees and expenses	671,050
Professional fees and expenses	773,324
Printing and postage fees	22,363
Insurance expense	23,495
Miscellaneous expenses	196,812
TOTAL EXPENSES	50,719,544
NET INVESTMENT INCOME (LOSS)	$305,998,992
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	94,958
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$306,093,950
See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/20	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 305,998,992	$ 1,123,671,534
Net realized gain (loss)	94,958	61,113
Net increase (decrease) in net assets resulting from operations	306,093,950	1,123,732,647
CAPITAL TRANSACTIONS
Contributions	215,779,123,984	177,701,232,695
Withdrawals	(197,361,054,418)	(159,158,963,953)
Net increase (decrease) in net assets from capital transactions	18,418,069,566	18,542,268,742
Net increase (decrease) in net assets during the period	18,724,163,516	19,666,001,389
Net assets at beginning of period	60,887,783,634	41,221,782,245
NET ASSETS AT END OF PERIOD	$ 79,611,947,150	$ 60,887,783,634
See accompanying notes to financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Total return (a)	0.45%	2.20%	1.81%	0.74%	0.31%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$79,611,947	$60,887,784	$41,221,782	$48,665,017	$50,925,227
Ratios to average net assets:
Total expenses	0.06%	0.07%	0.07%	0.06%	0.07%
Net investment income (loss)	0.39%	2.13%	1.78%	0.85%	0.32%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
See accompanying notes to financial statements.
12

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2020

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2020, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street U.S. Government Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
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STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2020, the Portfolio had invested in repurchase agreements with the gross values of $13,696,693,101 and associated collateral equal to $13,987,054,097.
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STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for a Portfolio to the extent necessary to attempt to avoid a negative yield. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolios have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from a Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). Reimbursement payments by the Portfolio to the Service Providers in connection with the Voluntary Reduction are considered “extraordinary expenses” and are not subject to any contractual expense limitation agreement in effect for the Portfolio at the time of such payment.
There were no reimbursements for the period ended December 31, 2020.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (“the IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
15

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.
8.    New Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued
16

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

because of reference rate reform. The amendments are effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact of the guidance.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
17

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest State Street U.S. Government Money Market Portfolio and the Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street U.S. Government Money Market Portfolio (the “Portfolio”) (one of the series constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting State Street Master Funds) at December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 26, 2021
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STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION
December 31, 2020 (Unaudited)

Expense Example
As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2020 to December 31, 2020.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street U.S. Government Money Market Portfolio	0.07%	$1,000.30	$0.35	$1,024.80	$0.36
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 366.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
19

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	65	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992-2017); Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 - 2019, Independent Director, SSGA Qualified Funds PLC.	65	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2019 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	65	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 – 1995 and 2001–2007) and Trustee Emeritus (2007 – present); Trustee and Independent Chairperson of GE Funds (1993 –February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	65	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (2001 - 2017) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
20

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	65	None.
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	47	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	65	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	65	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – 2019).
Interested Trustee(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001-present); Senior Managing Director, State Street Global Advisors (1992-present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	65	Board Director, SSGA SPDR ETFs Europe 1 plc (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(2) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

21

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present); Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present) *; Managing Director, State Street Global Advisors (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Mutual Fund Controller at GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011-July 2017).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB:1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 – present); Vice President at Eaton Vance Corp (October 2010 – October 2019)
22

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Trust's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

23

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
STTUSGOVAR1

Annual Report
December 31, 2020
State Street Master Funds
State Street Treasury Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Treasury Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2020

% of Net Assets
Treasury Debt	102.7%
Liabilities in Excess of Other Assets	(2.7)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of December 31, 2020

% of Net Assets
2 to 30 Days	29.9%
31 to 60 Days	24.0
61 to 90 Days	11.1
Over 90 Days	37.7
Total	102.7%
Average days to maturity	55
Weighted average life	103
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2020

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—102.7%
U.S. Treasury Bill (a)	0.070%	01/19/2021	01/19/2021	$ 825,250,000	$ 825,217,116
U.S. Treasury Bill (a)	0.075%	02/09/2021	02/09/2021	249,800,000	249,771,799
U.S. Treasury Bill (a)	0.078%	01/26/2021	01/26/2021	324,159,000	324,141,554
U.S. Treasury Bill (a)	0.080%	02/25/2021	02/25/2021	352,500,000	352,436,034
U.S. Treasury Bill (a)	0.083%	06/17/2021	06/17/2021	300,500,000	300,382,903
U.S. Treasury Bill (a)	0.086%	03/23/2021	03/23/2021	150,000,000	149,959,500
U.S. Treasury Bill (a)	0.088%	05/18/2021	05/18/2021	400,000,000	399,864,522
U.S. Treasury Bill (a)	0.088%	06/10/2021	06/10/2021	250,130,000	250,029,268
U.S. Treasury Bill (a)	0.090%	03/25/2021	03/25/2021	100,000,000	99,979,250
U.S. Treasury Bill (a)	0.090%	04/01/2021	04/01/2021	850,000	849,809
U.S. Treasury Bill (a)	0.090%	05/11/2021	05/11/2021	200,000,000	199,935,000
U.S. Treasury Bill (a)	0.090%	06/03/2021	06/03/2021	151,500,000	151,441,085
U.S. Treasury Bill (a)	0.090%	06/08/2021	06/08/2021	150,000,000	149,942,250
U.S. Treasury Bill (a)	0.090%	06/24/2021	06/24/2021	200,000,000	199,913,000
U.S. Treasury Bill (a)	0.091%	04/13/2021	04/13/2021	149,800,000	149,761,589
U.S. Treasury Bill (a)	0.095%	03/18/2021	03/18/2021	300,000,000	299,940,467
U.S. Treasury Bill (a)	0.095%	05/27/2021	05/27/2021	401,000,000	400,848,061
U.S. Treasury Bill (a)	0.098%	07/01/2021	07/01/2021	150,750,000	150,674,964
U.S. Treasury Bill (a)	0.100%	01/28/2021	01/28/2021	1,069,790,000	1,069,719,471
U.S. Treasury Bill (a)	0.100%	03/02/2021	03/02/2021	300,800,000	300,755,545
U.S. Treasury Bill (a)	0.100%	03/04/2021	03/04/2021	300,818,400	300,766,614
U.S. Treasury Bill (a)	0.100%	04/20/2021	04/20/2021	150,000,000	149,954,583
U.S. Treasury Bill (a)	0.100%	05/20/2021	05/20/2021	350,000,000	349,864,861
U.S. Treasury Bill (a)	0.103%	02/04/2021	02/04/2021	1,000,500,000	1,000,412,991
U.S. Treasury Bill (a)	0.105%	03/11/2021	03/11/2021	300,250,000	300,196,983
U.S. Treasury Bill (a)	0.108%	04/29/2021	04/29/2021	350,830,000	350,715,163
U.S. Treasury Bill (a)	0.110%	01/12/2021	01/12/2021	250,300,000	250,292,506
U.S. Treasury Bill (a)	0.110%	02/02/2021	02/02/2021	449,600,000	449,565,681
U.S. Treasury Bill (a)	0.110%	03/16/2021	03/16/2021	150,000,000	149,966,083
U.S. Treasury Bill (a)	0.110%	04/08/2021	04/08/2021	199,700,000	199,640,811
U.S. Treasury Bill (a)	0.110%	05/06/2021	05/06/2021	150,000,000	149,942,708
U.S. Treasury Bill (a)	0.110%	05/13/2021	05/13/2021	150,000,000	149,939,500
U.S. Treasury Bill (a)	0.115%	01/05/2021	01/05/2021	731,609,000	731,602,573
U.S. Treasury Bill (a)	0.115%	03/30/2021	03/30/2021	250,000,000	249,929,722
U.S. Treasury Bill (a)	0.115%	04/15/2021	04/15/2021	200,000,000	199,933,556
U.S. Treasury Bill (a)	0.120%	02/11/2021	02/11/2021	449,800,000	449,741,800
U.S. Treasury Bill (a)	0.120%	02/16/2021	02/16/2021	285,000,000	284,960,133
U.S. Treasury Bill (a)	0.120%	02/18/2021	02/18/2021	551,150,000	551,072,514
U.S. Treasury Bill (a)	0.130%	01/21/2021	01/21/2021	250,000,000	249,984,444
U.S. Treasury Bill (a)	0.140%	04/22/2021	04/22/2021	309,332,000	309,209,264
U.S. Treasury Bill (a)	0.145%	01/14/2021	01/14/2021	928,820,000	928,792,580
U.S. Treasury Bill (a)	0.161%	01/07/2021	01/07/2021	656,615,000	656,604,932
U.S. Treasury Note, 3 Month USD MMY + 0.06%(b)	0.150%	01/01/2021	07/31/2022	330,000,000	330,007,178
U.S. Treasury Note, 3 Month USD MMY + 0.06%(b)	0.150%	01/01/2021	10/31/2022	90,000,000	90,003,332
U.S. Treasury Note, 3 Month USD MMY + 0.11%(b)	0.209%	01/01/2021	04/30/2022	428,000,000	428,380,669
U.S. Treasury Note, 3 Month USD MMY + 0.12%(b)	0.210%	01/01/2021	01/31/2021	669,400,000	669,397,853
U.S. Treasury Note, 3 Month USD MMY + 0.14%(b)	0.234%	01/01/2021	04/30/2021	252,500,000	252,452,901
U.S. Treasury Note, 3 Month USD MMY + 0.15%(b)	0.249%	01/01/2021	01/31/2022	482,000,000	482,542,212
U.S. Treasury Note, 3 Month USD MMY + 0.22%(b)	0.315%	01/01/2021	07/31/2021	160,307,000	160,350,204
U.S. Treasury Note, 3 Month USD MMY + 0.30%(b)	0.395%	01/01/2021	10/31/2021	369,250,000	369,755,844
TOTAL INVESTMENTS –102.7% (c)(d)					17,221,543,382
Liabilities in Excess of Other Assets —(2.7)%					(450,040,226)
NET ASSETS –100.0%					$16,771,503,156

See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Also represents the cost for federal tax purposes.
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2020

ASSETS
Investments in unaffiliated issuers, at value and cost	$17,221,543,382
Cash	61
Interest receivable — unaffiliated issuers	1,120,124
Prepaid expenses and other assets	3,137
TOTAL ASSETS	17,222,666,704
LIABILITIES
Payable for investments purchased	449,912,675
Advisory and administrator fee payable	737,709
Custody, sub-administration and transfer agent fees payable	413,084
Trustees’ fees and expenses payable	2,879
Professional fees payable	76,745
Printing fees payable	309
Accrued expenses and other liabilities	20,147
TOTAL LIABILITIES	451,163,548
NET ASSETS	$16,771,503,156
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

INVESTMENT INCOME
Interest income — unaffiliated issuers	$81,548,995
EXPENSES
Advisory and administrator fee	9,168,481
Custodian, sub-administrator and transfer agent fees	2,324,656
Trustees’ fees and expenses	162,664
Professional fees	181,662
Printing and postage fees	11,090
Insurance expense	5,593
Miscellaneous expenses	46,190
TOTAL EXPENSES	11,900,336
NET INVESTMENT INCOME (LOSS)	$69,648,659
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	185,977
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$69,834,636
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/20	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 69,648,659	$ 237,216,330
Net realized gain (loss)	185,977	283,242
Net increase (decrease) in net assets resulting from operations	69,834,636	237,499,572
CAPITAL TRANSACTIONS
Contributions	36,624,674,911	22,575,489,084
Withdrawals	(32,739,648,118)	(20,369,315,642)
Net increase (decrease) in net assets from capital transactions	3,885,026,793	2,206,173,442
Net increase (decrease) in net assets during the period	3,954,861,429	2,443,673,014
Net assets at beginning of period	12,816,641,727	10,372,968,713
NET ASSETS AT END OF PERIOD	$ 16,771,503,156	$ 12,816,641,727
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Total return (a)	0.48%	2.18%	1.80%	0.73%	0.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$16,771,503	$12,816,642	$10,372,969	$13,005,602	$14,004,301
Ratios to average net assets:
Total expenses	0.06%	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	0.38%	2.13%	1.76%	0.81%	0.25%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2020

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2020, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
8

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to attempt to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio. A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield. Reimbursement payments by the Portfolio to the Service Providers in connection with the Voluntary Reduction are considered “extraordinary expenses” and are not subject to any contractual expense limitation agreement in effect for the Portfolio at the time of such payment.
9

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

There were no reimbursements for the period ended December 31, 2020.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
6.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
10

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.
7.    New Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments are effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact of the guidance.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest of State Street Treasury Money Market Portfolio and the Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Treasury Money Market Portfolio (the “Portfolio”) (one of the series constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting State Street Master Funds) at December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 26, 2021
12

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION
December 31, 2020 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2020 to December 31, 2020.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Money Market Portfolio	0.06%	$1,000.00	$0.30	$1,024.80	$0.31
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 366.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
13

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	65	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992-2017); Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 - 2019, Independent Director, SSGA Qualified Funds PLC.	65	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2019 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	65	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 – 1995 and 2001–2007) and Trustee Emeritus (2007 – present); Trustee and Independent Chairperson of GE Funds (1993 –February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	65	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (2001 - 2017) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
14

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	65	None.
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	47	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	65	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	65	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – 2019).
Interested Trustee(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001-present); Senior Managing Director, State Street Global Advisors (1992-present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	65	Board Director, SSGA SPDR ETFs Europe 1 plc (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(2) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

15

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present); Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present) *; Managing Director, State Street Global Advisors (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Mutual Fund Controller at GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011-July 2017).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB:1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 – present); Vice President at Eaton Vance Corp (October 2010 – October 2019)
16

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Trust's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

17

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSTTRAR1

Annual Report
December 31, 2020
State Street Master Funds
State Street Treasury Plus Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Treasury Plus Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2020

% of Net Assets
Treasury Debt	78.5%
Treasury Repurchase Agreements	15.9
Other Assets in Excess of Liabilities	5.6
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of December 31, 2020

% of Net Assets
2 to 30 Days	26.5%
31 to 60 Days	14.8
61 to 90 Days	11.1
Over 90 Days	42.0
Total	94.4%
Average days to maturity	51
Weighted average life	105
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2020

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—78.5%
U.S. Treasury Bill (a)	0.083%	06/17/2021	06/17/2021	$ 285,000,000	$ 284,888,945
U.S. Treasury Bill (a)	0.088%	05/18/2021	05/18/2021	100,000,000	99,966,131
U.S. Treasury Bill (a)	0.088%	05/25/2021	05/25/2021	300,300,000	300,193,393
U.S. Treasury Bill (a)	0.088%	06/10/2021	06/10/2021	400,555,000	400,393,686
U.S. Treasury Bill (a)	0.090%	01/12/2021	01/12/2021	100,750,000	100,747,229
U.S. Treasury Bill (a)	0.090%	04/27/2021	04/27/2021	175,000,000	174,949,250
U.S. Treasury Bill (a)	0.090%	06/03/2021	06/03/2021	200,000,000	199,922,225
U.S. Treasury Bill (a)	0.090%	06/08/2021	06/08/2021	275,000,000	274,894,125
U.S. Treasury Bill (a)	0.090%	06/24/2021	06/24/2021	250,000,000	249,891,250
U.S. Treasury Bill (a)	0.091%	04/13/2021	04/13/2021	225,000,000	224,942,306
U.S. Treasury Bill (a)	0.095%	04/29/2021	04/29/2021	276,000,000	275,914,991
U.S. Treasury Bill (a)	0.095%	05/27/2021	05/27/2021	384,000,000	383,854,497
U.S. Treasury Bill (a)	0.095%	06/01/2021	06/01/2021	300,000,000	299,880,458
U.S. Treasury Bill (a)	0.098%	07/01/2021	07/01/2021	250,000,000	249,875,563
U.S. Treasury Bill (a)	0.100%	04/20/2021	04/20/2021	349,950,700	349,852,787
U.S. Treasury Bill (a)	0.100%	05/20/2021	05/20/2021	236,249,500	236,158,281
U.S. Treasury Bill (a)	0.103%	02/04/2021	02/04/2021	625,000,000	624,943,292
U.S. Treasury Bill (a)	0.105%	03/09/2021	03/09/2021	275,000,000	274,951,553
U.S. Treasury Bill (a)	0.105%	03/11/2021	03/11/2021	185,000,000	184,963,655
U.S. Treasury Bill (a)	0.105%	03/25/2021	03/25/2021	685,000,000	684,850,839
U.S. Treasury Bill (a)	0.105%	04/01/2021	04/01/2021	625,000,000	624,850,469
U.S. Treasury Bill (a)	0.105%	04/06/2021	04/06/2021	324,979,000	324,890,029
U.S. Treasury Bill (a)	0.106%	02/09/2021	02/09/2021	250,000,000	249,971,766
U.S. Treasury Bill (a)	0.110%	02/02/2021	02/02/2021	250,000,000	249,975,556
U.S. Treasury Bill (a)	0.110%	02/23/2021	02/23/2021	350,000,000	349,950,681
U.S. Treasury Bill (a)	0.110%	03/16/2021	03/16/2021	250,000,000	249,943,472
U.S. Treasury Bill (a)	0.110%	04/08/2021	04/08/2021	175,000,000	174,948,132
U.S. Treasury Bill (a)	0.110%	05/06/2021	05/06/2021	325,000,000	324,875,868
U.S. Treasury Bill (a)	0.110%	05/13/2021	05/13/2021	185,000,000	184,925,383
U.S. Treasury Bill (a)	0.115%	01/05/2021	01/05/2021	100,000,000	99,998,722
U.S. Treasury Bill (a)	0.115%	01/26/2021	01/26/2021	550,000,000	549,958,681
U.S. Treasury Bill (a)	0.115%	03/04/2021	03/04/2021	475,000,000	474,920,132
U.S. Treasury Bill (a)	0.115%	03/30/2021	03/30/2021	250,000,000	249,929,722
U.S. Treasury Bill (a)	0.115%	04/15/2021	04/15/2021	864,650,000	864,398,706
U.S. Treasury Bill (a)	0.120%	01/19/2021	01/19/2021	400,000,000	399,977,250
U.S. Treasury Bill (a)	0.120%	02/11/2021	02/11/2021	325,000,000	324,956,936
U.S. Treasury Bill (a)	0.120%	02/16/2021	02/16/2021	275,000,000	274,962,306
U.S. Treasury Bill (a)	0.120%	02/18/2021	02/18/2021	910,450,000	910,319,204
U.S. Treasury Bill (a)	0.120%	03/18/2021	03/18/2021	525,000,000	524,898,772
U.S. Treasury Bill (a)	0.120%	03/23/2021	03/23/2021	250,000,000	249,932,500
U.S. Treasury Bill (a)	0.130%	01/21/2021	01/21/2021	850,000,000	849,950,903
U.S. Treasury Bill (a)	0.130%	01/28/2021	01/28/2021	395,000,000	394,960,344
U.S. Treasury Bill (a)	0.140%	04/22/2021	04/22/2021	890,700,000	890,383,147
U.S. Treasury Bill (a)	0.145%	01/14/2021	01/14/2021	650,000,000	649,971,418
U.S. Treasury Bill (a)	0.161%	01/07/2021	01/07/2021	335,000,000	334,992,936
U.S. Treasury Bill (a)	0.180%	02/25/2021	02/25/2021	390,591,300	390,516,006
U.S. Treasury Note, 3 Month USD MMY + 0.06%(b)	0.150%	01/01/2021	07/31/2022	444,375,000	444,388,168
U.S. Treasury Note, 3 Month USD MMY + 0.06%(b)	0.150%	01/01/2021	10/31/2022	250,000,000	249,983,319
U.S. Treasury Note, 3 Month USD MMY + 0.11%(b)	0.209%	01/01/2021	04/30/2022	740,125,000	740,783,367
U.S. Treasury Note, 3 Month USD MMY + 0.12%(b)	0.210%	01/01/2021	01/31/2021	589,600,000	589,606,930
U.S. Treasury Note, 3 Month USD MMY + 0.14%(b)	0.234%	01/01/2021	04/30/2021	671,900,000	671,787,323
U.S. Treasury Note, 3 Month USD MMY + 0.15%(b)	0.249%	01/01/2021	01/31/2022	724,500,000	725,278,629
U.S. Treasury Note, 3 Month USD MMY + 0.22%(b)	0.315%	01/01/2021	07/31/2021	954,000,000	954,019,665
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Note, 3 Month USD MMY + 0.30%(b)	0.395%	01/01/2021	10/31/2021	$ 614,000,000	$ 614,809,644
TOTAL TREASURY DEBT					22,036,050,542
TREASURY REPURCHASE AGREEMENTS—15.9%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/16/2020 (collateralized by a U.S. Treasury Note, 0.625% due 11/30/2027, valued at $110,160,094); expected proceeds $108,010,200	0.100%	01/07/2021	01/07/2021	108,000,000	108,000,000
Agreement with Bank of Montreal and Bank of New York Mellon (Tri-Party), dated 11/27/2020 (collateralized by U.S. Treasury Bills, 0.000% due 01/07/2021 – 11/04/2021, a U.S. Treasury Bond, 2.750% due 08/15/2047, and U.S. Treasury Notes, 0.250% – 2.750% due 02/28/2021 – 05/15/2029, valued at $51,000,080); expected proceeds $50,007,375	0.090%	01/07/2021	01/07/2021	50,000,000	50,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by U.S. Treasury Notes, 0.375% – 1.375% due 09/30/2023 – 12/31/2025, valued at $510,000,058); expected proceeds $500,002,778	0.050%	01/04/2021	01/04/2021	500,000,000	500,000,000
Agreement with Barclays Capital, Inc., dated 12/31/2020 (collateralized by a U.S. Treasury Bond, 3.375% due 11/15/2048, valued at $239,833,913); expected proceeds $235,002,350	0.090%	01/04/2021	01/04/2021	235,000,000	235,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/28/2020 (collateralized by a U.S. Treasury Inflation Index Bond, 3.375% due 04/15/2032, U.S. Treasury Inflation Index Notes, 0.125% – 0.375% due 01/15/2023 – 07/15/2027, a U.S. Treasury Note, 0.249% due 01/31/2022, and U.S. Treasury Strips, 0.000% due 11/15/2026 – 05/15/2048, valued at $115,504,882); expected proceeds $113,248,493	0.090%	01/07/2021	01/07/2021	113,240,000	113,240,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by U.S. Treasury Bonds, 2.500% – 8.125% due 05/15/2021 – 02/15/2046, U.S. Treasury Inflation Index Notes, 0.375% – 0.500% due 07/15/2027 – 01/15/2028, and a U.S. Treasury Note, 2.625% due 03/31/2025, valued at $25,500,000); expected proceeds $25,000,139	0.050%	01/04/2021	01/04/2021	25,000,000	25,000,000
Agreement with Calyon Securities (USA), Inc. and Bank of New York Mellon (Tri-Party), dated 11/23/2020 (collateralized by a U.S. Treasury Inflation Index Note, 0.500% due 04/15/2024, valued at $107,406,019); expected proceeds $105,315,005	0.090%	01/07/2021	01/07/2021	105,300,000	105,300,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by a U.S. Treasury Bond, 7.625% due 02/15/2025, a U.S. Treasury Inflation Index Bond, 2.375% due 01/15/2025, a U.S. Treasury Inflation Index Note, 0.125% due 04/15/2025, and U.S. Treasury Notes, 0.500% – 2.750% due 01/31/2025 – 03/31/2025, valued at $357,064,776); expected proceeds $350,004,764	0.070%	01/07/2021	01/07/2021	350,000,000	350,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by a U.S. Treasury Note, 0.625% due 12/31/2027, valued at $943,500,099); expected proceeds $925,005,139	0.050%	01/04/2021	01/04/2021	925,000,000	925,000,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Fixed Income Clearing Corp., dated 12/31/2020 (collateralized by a U.S. Treasury Note, 0.375% due 12/31/2025, valued at $ 1,020,398,438); expected proceeds $1,000,008,889	0.080%	01/04/2021	01/04/2021	$ 1,000,000,000	$ 1,000,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by a U.S. Treasury Strip, 0.000% due 11/15/2025, valued at $102,000,000); expected proceeds $100,000,556	0.050%	01/04/2021	01/04/2021	100,000,000	100,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by U.S. Treasury Bills, 0.000% due 02/09/2021 – 05/20/2021, U.S. Treasury Notes, 0.250% – 2.375% due 02/29/2024 – 07/31/2025, and U.S. Treasury Strips, 0.000% due 02/15/2022 – 02/15/2025, valued at $153,000,038); expected proceeds $150,001,000	0.060%	01/04/2021	01/04/2021	150,000,000	150,000,000
Agreement with LLOYDS Bank PLC, dated 11/03/2020 (collateralized by a U.S. Treasury Inflation Index Bond, 1.375% due 02/15/2044 and a U.S. Treasury Note, 2.250% due 10/31/2024, valued at $137,714,729); expected proceeds $135,055,650 (c)	0.140%	02/17/2021	02/17/2021	135,000,000	135,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 11/02/2020 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, a U.S. Treasury Inflation Index Note, 0.375% due 01/15/2027, and U.S. Treasury Notes, 1.500% – 2.000% due 06/30/2024 – 11/15/2026, valued at $56,100,016); expected proceeds $55,013,903	0.140%	01/06/2021	01/06/2021	55,000,000	55,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 12/02/2020 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, and a U.S. Treasury Inflation Index Note, 0.375% due 01/15/2027, valued at $66,300,106); expected proceeds $65,014,553 (c)	0.130%	02/02/2021	02/02/2021	65,000,000	65,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 12/04/2020 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, and a U.S. Treasury Inflation Index Note, 0.375% due 01/15/2027, valued at $66,300,105); expected proceeds $65,024,375 (c)	0.150%	03/04/2021	03/04/2021	65,000,000	65,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 12/14/2020 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, a U.S. Treasury Inflation Index Note, 0.375% due 01/15/2027, and U.S. Treasury Notes, 1.500% – 2.000% due 06/30/2024 – 11/15/2026, valued at $132,600,019); expected proceeds $130,049,292 (c)	0.150%	03/15/2021	03/15/2021	130,000,000	130,000,000
Agreement with Prudential Insurance Co., dated 12/31/2020 (collateralized by U.S. Treasury Bonds, 3.000% - 3.375% due 11/15/2045 – 11/15/2048, U.S. Treasury Notes, 2.125% - 3.125%, due 05/15/2025 – 11/15/2028 and U.S. Treasury Strips, 0.000%, due 11/15/2021 – 08/15/2030 valued at $146,006,876); expected proceeds $142,983,180	0.090%	01/04/2021	01/04/2021	142,981,750	142,981,750
Agreement with Prudential Insurance Co., dated 12/31/2020 (collateralized by U.S. Treasury Strips, 0.000%, due 11/15/2028 – 11/15/2030 valued at $99,607,952); expected proceeds $97,305,848	0.090%	01/04/2021	01/04/2021	97,304,875	97,304,875
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Standard Chartered Bank and Bank of New York Mellon (Tri-Party), dated 11/25/2020 (collateralized by a U.S. Treasury Bill, 0.000% due 03/04/2021, U.S. Treasury Bonds, 1.375% – 3.625% due 08/15/2043 – 11/15/2050, U.S. Treasury Inflation Index Bonds, 0.250% – 2.000% due 01/15/2026 – 02/15/2050, U.S. Treasury Inflation Index Notes, 0.125% – 0.875% due 04/15/2022 – 01/15/2030, and U.S. Treasury Notes, 0.250% – 3.125% due 01/15/2021 – 11/15/2030, valued at $106,080,048); expected proceeds $104,017,978 (c)	0.100%	01/25/2021	01/25/2021	$ 104,000,000	$ 104,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					4,455,826,625
TOTAL INVESTMENTS –94.4% (d)(e)					26,491,877,167
Other Assets in Excess of Liabilities —5.6%					1,557,480,602
NET ASSETS –100.0%					$28,049,357,769
(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $499,000,000 or 1.8% of net assets as of December 31, 2020.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2020

ASSETS
Investments in unaffiliated issuers, at value and cost	$22,036,050,542
Repurchase agreements, at value and amortized cost	4,455,826,625
Total Investments	26,491,877,167
Cash	2,031,526,287
Interest receivable — unaffiliated issuers	2,227,156
Prepaid expenses and other assets	4,032
TOTAL ASSETS	28,525,634,642
LIABILITIES
Payable for investments purchased	474,557,600
Advisory and administrator fee payable	1,128,419
Custody, sub-administration and transfer agent fees payable	454,569
Trustees’ fees and expenses payable	4,985
Professional fees payable	92,934
Printing fees payable	6,884
Accrued expenses and other liabilities	31,482
TOTAL LIABILITIES	476,276,873
NET ASSETS	$28,049,357,769
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

INVESTMENT INCOME
Interest income — unaffiliated issuers	$128,723,305
EXPENSES
Advisory and administrator fee	13,626,967
Custodian, sub-administrator and transfer agent fees	3,455,831
Trustees’ fees and expenses	242,843
Professional fees	261,858
Printing and postage fees	1,346
Insurance expense	7,778
Miscellaneous expenses	71,893
TOTAL EXPENSES	17,668,516
NET INVESTMENT INCOME (LOSS)	$ 111,054,789
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	91,876
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 111,146,665
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/20	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 111,054,789	$ 392,456,554
Net realized gain (loss)	91,876	(7,190)
Net increase (decrease) in net assets resulting from operations	111,146,665	392,449,364
CAPITAL TRANSACTIONS
Contributions	96,988,717,280	62,686,916,978
Withdrawals	(92,885,440,947)	(56,691,696,503)
Net increase (decrease) in net assets from capital transactions	4,103,276,333	5,995,220,475
Net increase (decrease) in net assets during the period	4,214,422,998	6,387,669,839
Net assets at beginning of period	23,834,934,771	17,447,264,932
NET ASSETS AT END OF PERIOD	$ 28,049,357,769	$ 23,834,934,771
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Total return (a)	0.46%	2.19%	1.82%	0.82%	0.23%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$28,049,358	$23,834,935	$17,447,265	$14,180,281	$10,628,952
Ratios to average net assets:
Total expenses	0.06%	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	0.41%	2.13%	1.79%	0.84%	0.27%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2020

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2020, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Plus Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2020, the Portfolio had invested in repurchase agreements with the gross values of $4,455,826,625 and associated collateral equal to $4,546,078,248.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact a Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that a Portfolio will be able to avoid a negative yield. Reimbursement payments by a Portfolio to the Service Providers in connection with the Voluntary Reduction are considered “extraordinary expenses” and are not subject to any contractual expense limitation agreement in effect for the Portfolio at the time of such payment. There were no reimbursements for the period ended December 31, 2020.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.
8.    New Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

because of reference rate reform. The amendments are effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact of the guidance.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest State Street Treasury Plus Money Market Portfolio and the Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Treasury Plus Money Market Portfolio (the “Portfolio”) (one of the series constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting State Street Master Funds) at December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 26, 2021
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OTHER INFORMATION
December 31, 2020 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2020 to December 31, 2020.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Plus Money Market Portfolio	0.06%	$1,000.20	$0.30	$1,024.80	$0.31
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 366.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
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OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	65	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992-2017); Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 - 2019, Independent Director, SSGA Qualified Funds PLC.	65	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2019 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	65	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 – 1995 and 2001–2007) and Trustee Emeritus (2007 – present); Trustee and Independent Chairperson of GE Funds (1993 –February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	65	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (2001 - 2017) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
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OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	65	None.
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	47	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	65	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	65	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – 2019).
Interested Trustee(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001-present); Senior Managing Director, State Street Global Advisors (1992-present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	65	Board Director, SSGA SPDR ETFs Europe 1 plc (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(2) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

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OTHER INFORMATION  (continued)
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The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present); Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present) *; Managing Director, State Street Global Advisors (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Mutual Fund Controller at GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011-July 2017).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB:1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 – present); Vice President at Eaton Vance Corp (October 2010 – October 2019)
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OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Trust's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

20

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
STTTPAR1

Annual Report
December 31, 2020
State Street Master Funds
State Street International Developed Equity Index Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Management’s Discussion Of Fund Performance (Unaudited)
The State Street International Developed Equity Index Portfolio (the “Portfolio”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of a broad-based developed market (ex-U.S. and Canada) large and mid-capitalization equity index over the long term. The Portfolio’s benchmark is the MSCI EAFE Index (the “Index”).
For the 12-month period ended December 31, 2020 (the “Reporting Period”), the total return for the Portfolio was 7.96%, and the Index was 7.82%. The Portfolio and Index returns reflect the reinvestment of dividends and other income. The Portfolio’s performance reflects the expenses of managing the Portfolio, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The cumulative effect of small weighting differences between the securities and the currencies in the Portfolio and the Index contributed to the difference between the Portfolio’s performance and that of the Index.
The Portfolio had positive performance in 2020. The Portfolio’s performance was driven by the reopening of the global economy, accommodative monetary policy, progress on the battle against COVID-19 despite the onset of the global coronavirus pandemic. In the first calendar quarter of 2020, strong macro and earnings data was offset by the outbreak of coronavirus and its worldwide spread resulting in travel bans, quarantines, lockdowns and shuttered economies. Performance in the second calendar quarter of the reporting period was positive on optimism that the spread of COVID-19 was slowing, ongoing monetary and fiscal policy intervention, the reopening of some economies and positive news regarding the development of vaccines for the virus. Positive performance continued in the third calendar quarter of the reporting period on optimism around progress on treatments and vaccines for COVID-19, declining new virus cases, and strong macro and earnings data. The Portfolio had positive performance in the fourth quarter of the reporting period on the back of the rollout of a number of vaccines for COVID-19, ongoing fiscal stimulus, a post-Brexit deal between the UK and EU despite the beginning of the second wave of the pandemic.
The Portfolio used MSCI EAFE Index futures contracts in order to gain exposure to the index during the Reporting Period. The Portfolio’s use of index futures helped the Portfolio track the Index.
On an individual security level, the top positive contributors to the Portfolio’s performance during the Reporting Period were SoftBank Group Corp., LVMH Moet Hennessy Louis Vuitton SE, and ASML Holding NV. The top negative contributors to the Fund’s performance during the Reporting Period were BP PLC, Royal Dutch Shell PLC Class A, and HSBC Holdings PLC.
The views expressed above reflect those of the Portfolio’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
1

State Street International Developed Equity Index Portfolio
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2020
	Total Return One Year Ended December 31, 2020	Total Return Inception Date* to December 31, 2020
State Street International Developed Equity Index Portfolio	7.96%	8.06%
MSCI EAFE (Europe, Australasia, Far East) Index(1)	7.82%	8.04%
*	Inception date is April 28, 2016.
(1)	The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to capture large and mid-cap securities in developed market countries, excluding the United States and Canada.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
2

State Street International Developed Equity Index Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Top Five Holdings as of December 31, 2020

Description	Market Value	% of Net Assets
Nestle SA	76,544,851	2.1%
Roche Holding AG	55,294,553	1.5
Novartis AG	47,287,257	1.3
ASML Holding NV	46,331,721	1.3
LVMH Moet Hennessy Louis Vuitton SE	39,038,222	1.1
TOTAL	264,496,604	7.3%
(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2020

Security Description	Shares	Value
COMMON STOCKS — 97.2%
AUSTRALIA — 7.7%
Afterpay, Ltd. (a)	47,262	$ 4,303,428
AGL Energy, Ltd.	150,670	1,389,361
AMP, Ltd.	717,643	863,880
Ampol, Ltd.	51,429	1,127,853
APA Group Stapled Security	266,666	1,985,708
Aristocrat Leisure, Ltd.	124,478	2,977,658
ASX, Ltd.	43,582	2,421,364
Aurizon Holdings, Ltd.	422,789	1,272,356
AusNet Services	383,490	519,340
Australia & New Zealand Banking Group, Ltd.	630,052	11,036,280
BHP Group PLC	477,579	12,566,906
BHP Group, Ltd.	661,284	21,651,177
BlueScope Steel, Ltd.	107,733	1,453,151
Brambles, Ltd.	340,909	2,788,462
CIMIC Group, Ltd. (a)(b)	24,790	466,179
Coca-Cola Amatil, Ltd.	124,122	1,238,419
Cochlear, Ltd.	15,192	2,215,630
Coles Group, Ltd.	304,255	4,258,881
Commonwealth Bank of Australia	397,649	25,195,119
Computershare, Ltd.	102,451	1,153,432
Crown Resorts, Ltd.	91,949	683,272
CSL, Ltd.	102,018	22,292,555
Dexus REIT	242,238	1,757,076
Evolution Mining, Ltd.	377,056	1,451,867
Fortescue Metals Group, Ltd.	380,407	6,877,669
Glencore PLC (a)	2,248,297	7,160,808
Goodman Group REIT	366,906	5,353,858
GPT Group REIT	413,810	1,436,925
Insurance Australia Group, Ltd.	512,434	1,858,473
LendLease Corp., Ltd. Stapled Security	151,641	1,532,881
Macquarie Group, Ltd.	76,458	8,170,158
Magellan Financial Group, Ltd.	27,349	1,132,433
Medibank Pvt, Ltd.	647,264	1,503,379
Mirvac Group REIT	845,804	1,723,035
National Australia Bank, Ltd.	736,197	12,838,756
Newcrest Mining, Ltd.	187,132	3,722,643
Northern Star Resources, Ltd.	173,353	1,697,514
Oil Search, Ltd.	449,817	1,287,746
Orica, Ltd.	92,163	1,077,432
Origin Energy, Ltd.	392,018	1,439,904
Qantas Airways, Ltd. (a)	178,931	669,650
QBE Insurance Group, Ltd.	313,570	2,063,973
Ramsay Health Care, Ltd.	42,271	2,028,214
REA Group, Ltd.	11,311	1,299,270
Rio Tinto PLC	250,250	18,711,725
Rio Tinto, Ltd.	82,040	7,206,143
Santos, Ltd.	383,100	1,853,532
Scentre Group REIT	1,199,790	2,573,775
Security Description	Shares	Value
SEEK, Ltd.	76,262	$ 1,678,922
Sonic Healthcare, Ltd.	101,699	2,523,005
South32, Ltd.	1,038,863	1,980,048
Stockland REIT	553,225	1,784,426
Suncorp Group, Ltd.	284,230	2,136,237
Sydney Airport Stapled Security (a)	302,380	1,495,655
Tabcorp Holdings, Ltd.	481,417	1,448,794
Telstra Corp., Ltd.	964,855	2,218,701
TPG TELECOM, Ltd. (a)	98,984	551,471
Transurban Group Stapled Security	607,362	6,402,046
Treasury Wine Estates, Ltd.	147,841	1,072,366
Vicinity Centres REIT	796,496	986,459
Washington H Soul Pattinson & Co., Ltd.	28,102	652,499
Wesfarmers, Ltd.	256,073	9,958,979
Westpac Banking Corp.	802,643	11,996,996
WiseTech Global, Ltd.	35,073	832,221
Woodside Petroleum, Ltd.	215,480	3,781,098
Woolworths Group, Ltd.	286,016	8,675,886
		282,465,059
AUSTRIA — 0.2%
Erste Group Bank AG	65,346	1,994,055
OMV AG	34,411	1,389,418
Raiffeisen Bank International AG (a)	34,387	701,798
Verbund AG	15,343	1,311,289
Voestalpine AG	26,238	940,632
		6,337,192
BELGIUM — 0.9%
Ageas SA/NV	38,086	2,030,833
Anheuser-Busch InBev SA	173,208	12,082,051
Elia Group SA	6,832	815,031
Etablissements Franz Colruyt NV	12,414	736,218
Galapagos NV (a)	9,816	966,594
Groupe Bruxelles Lambert SA	25,073	2,531,554
KBC Group NV (a)	56,404	3,953,071
Proximus SADP	40,640	806,044
Sofina SA	3,463	1,173,692
Solvay SA	17,518	2,076,540
UCB SA	27,486	2,841,104
Umicore SA	46,251	2,223,437
		32,236,169
BRAZIL — 0.0%
Yara International ASA	40,982	1,704,003
CHILE — 0.0% (c)
Antofagasta PLC	83,473	1,643,659
CHINA — 0.5%
BOC Hong Kong Holdings, Ltd.	842,500	2,553,409

See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Budweiser Brewing Co. APAC, Ltd. (d)	393,700	$ 1,299,834
ESR Cayman, Ltd. (a)(d)	387,200	1,388,234
Prosus NV	108,318	11,710,570
Wilmar International, Ltd.	440,800	1,550,880
		18,502,927
DENMARK — 2.5%
Ambu A/S Class B (b)	37,433	1,619,523
AP Moller - Maersk A/S Class A	700	1,455,577
AP Moller - Maersk A/S Class B	1,358	3,034,768
Carlsberg AS Class B	23,330	3,739,856
Chr. Hansen Holding A/S (a)	24,085	2,479,961
Coloplast A/S Class B	27,539	4,208,146
Danske Bank A/S (a)	149,220	2,468,808
Demant A/S (a)	23,412	925,935
DSV Panalpina A/S	46,802	7,847,134
Genmab A/S (a)	14,725	5,961,646
GN Store Nord A/S	29,936	2,397,439
H Lundbeck A/S	14,575	500,248
Novo Nordisk A/S Class B	386,825	27,128,937
Novozymes A/S Class B	45,083	2,590,040
Orsted A/S (d)	43,168	8,823,771
Pandora A/S	22,173	2,482,093
Rockwool International A/S Class B	1,854	694,240
Tryg A/S (b)	34,769	1,097,908
Vestas Wind Systems A/S	44,649	10,565,009
		90,021,039
FINLAND — 1.2%
Elisa Oyj	34,231	1,879,305
Fortum Oyj	102,132	2,461,783
Kesko Oyj Class B	62,859	1,618,210
Kone Oyj Class B	75,357	6,127,815
Neste Oyj	97,043	7,024,478
Nokia Oyj (a)	1,270,136	4,896,890
Nordea Bank Abp (a)	732,904	5,998,844
Orion Oyj Class B	23,073	1,059,508
Sampo Oyj Class A	106,567	4,507,584
Stora Enso Oyj Class R	132,563	2,537,579
UPM-Kymmene Oyj	121,370	4,524,864
Wartsila OYJ Abp	95,439	951,711
		43,588,571
FRANCE — 10.4%
Accor SA (a)	42,276	1,531,113
Adevinta ASA (a)	47,690	802,079
Aeroports de Paris (a)	5,916	768,007
Air Liquide SA	106,167	17,439,159
Airbus SE (a)	130,953	14,385,228
Alstom SA (a)	57,713	3,291,353
Amundi SA (a)(d)	13,764	1,124,975
Arkema SA	16,060	1,837,295
Atos SE (a)	23,181	2,120,993
Security Description	Shares	Value
AXA SA	431,941	$ 10,312,119
BioMerieux	8,992	1,269,649
BNP Paribas SA (a)	254,514	13,423,353
Bollore SA	188,302	779,202
Bouygues SA	50,447	2,077,027
Bureau Veritas SA (a)	64,040	1,705,030
Capgemini SE	35,592	5,521,961
Carrefour SA	135,532	2,326,597
Cie de Saint-Gobain (a)	118,530	5,438,526
Cie Generale des Etablissements Michelin SCA	38,792	4,981,341
CNP Assurances (a)	32,643	526,414
Covivio REIT	11,839	1,091,491
Credit Agricole SA (a)	263,491	3,327,110
Danone SA	140,446	9,238,263
Dassault Aviation SA (a)	605	664,002
Dassault Systemes SE	29,110	5,917,854
Edenred	53,791	3,054,519
Eiffage SA (a)	20,205	1,954,013
Electricite de France SA (a)	144,832	2,285,112
Engie SA (a)	416,383	6,378,507
EssilorLuxottica SA	63,489	9,908,334
Eurazeo SE (a)	7,897	536,262
Faurecia SE (a)	19,469	998,350
Gecina SA REIT	9,903	1,530,354
Getlink SE (a)	95,283	1,653,154
Hermes International	7,043	7,579,920
Iliad SA	3,166	651,179
Ipsen SA	9,549	793,322
Kering SA	17,120	12,451,001
Klepierre SA REIT	44,201	994,570
La Francaise des Jeux SAEM (d)	18,485	846,114
Legrand SA	59,995	5,358,702
L'Oreal SA	56,488	21,481,218
LVMH Moet Hennessy Louis Vuitton SE	62,450	39,038,222
Natixis SA (a)	221,885	757,178
Orange SA	454,223	5,409,812
Orpea SA (a)	12,027	1,582,667
Pernod Ricard SA	46,446	8,910,787
Peugeot SA (a)	132,282	3,620,666
Publicis Groupe SA	47,631	2,375,448
Remy Cointreau SA	4,727	880,861
Renault SA (a)	41,712	1,825,073
Safran SA (a)	71,530	10,148,005
Sanofi	254,491	24,505,798
Sartorius Stedim Biotech	6,218	2,215,459
Schneider Electric SE	120,103	17,384,423
SCOR SE (a)	33,341	1,077,787
SEB SA	4,983	908,445
Societe Generale SA (a)	177,778	3,702,630
Sodexo SA	20,638	1,747,917
Suez SA	75,713	1,502,599
Teleperformance	13,084	4,343,222

See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Thales SA	23,415	$ 2,145,842
TOTAL SE	566,150	24,452,761
Ubisoft Entertainment SA (a)	19,445	1,875,756
Unibail-Rodamco-Westfield REIT (b)	30,212	2,387,257
Valeo SA	53,270	2,103,962
Veolia Environnement SA	120,108	2,940,632
Vinci SA	115,700	11,517,706
Vivendi SA	189,349	6,111,664
Wendel SE	5,133	615,173
Worldline SA (a)(d)	52,595	5,090,291
		381,532,815
GERMANY — 9.1%
Adidas AG (a)	42,649	15,545,369
Allianz SE	93,671	23,002,457
Aroundtown SA	214,113	1,603,305
BASF SE	205,843	16,300,326
Bayer AG	219,842	12,953,101
Bayerische Motoren Werke AG	73,517	6,497,213
Bayerische Motoren Werke AG Preference Shares	12,415	838,509
Bechtle AG	6,283	1,371,461
Beiersdorf AG	22,225	2,568,144
Brenntag AG	35,766	2,771,853
Carl Zeiss Meditec AG	8,478	1,129,648
Commerzbank AG (a)	228,232	1,470,548
Continental AG	25,118	3,726,392
Covestro AG (d)	39,692	2,451,568
Daimler AG	193,677	13,694,697
Delivery Hero SE (a)(d)	28,895	4,490,018
Deutsche Bank AG (a)	448,939	4,915,679
Deutsche Boerse AG	43,060	7,336,534
Deutsche Lufthansa AG (a)	64,206	849,618
Deutsche Post AG	223,432	11,071,898
Deutsche Telekom AG	746,102	13,652,315
Deutsche Wohnen SE	78,026	4,171,028
E.ON SE	509,982	5,655,831
Evonik Industries AG	48,315	1,577,210
Fresenius Medical Care AG & Co. KGaA	48,583	4,054,062
Fresenius SE & Co. KGaA	92,062	4,262,390
Fuchs Petrolub SE Preference Shares	15,262	867,212
GEA Group AG	34,919	1,250,992
Hannover Rueck SE	14,012	2,233,913
HeidelbergCement AG	33,201	2,486,945
HelloFresh SE (a)	34,012	2,630,092
Henkel AG & Co. KGaA Preference Shares	39,237	4,431,178
Henkel AG & Co. KGaA	23,494	2,266,629
HOCHTIEF AG	6,344	617,483
Infineon Technologies AG	291,774	11,206,232
KION Group AG	13,825	1,203,713
Knorr-Bremse AG	17,109	2,337,877
LANXESS AG	20,021	1,537,412
Security Description	Shares	Value
LEG Immobilien AG	16,849	$ 2,619,417
Merck KGaA	29,082	4,994,113
MTU Aero Engines AG	12,036	3,142,666
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	31,853	9,462,823
Nemetschek SE	13,024	962,505
Porsche Automobil Holding SE Preference Shares	34,064	2,350,696
Puma SE (a)	22,562	2,547,457
Rational AG	1,178	1,097,582
RWE AG	147,597	6,243,076
SAP SE	234,722	30,792,950
Sartorius AG Preference Shares	8,092	3,401,972
Scout24 AG (d)	25,456	2,088,385
Siemens AG	171,830	24,707,708
Siemens Energy AG (a)	90,243	3,312,504
Siemens Healthineers AG (d)	58,540	3,006,885
Symrise AG	28,935	3,837,730
TeamViewer AG (a)(d)	30,298	1,624,827
Telefonica Deutschland Holding AG	255,715	705,545
Uniper SE	42,784	1,478,318
United Internet AG	23,175	976,289
Volkswagen AG	6,792	1,413,591
Volkswagen AG Preference Shares	41,297	7,701,621
Vonovia SE	118,913	8,694,840
Zalando SE (a)(d)	33,849	3,771,336
		331,965,688
HONG KONG — 2.7%
AIA Group, Ltd.	2,718,200	33,303,327
ASM Pacific Technology, Ltd.	61,200	807,439
Bank of East Asia, Ltd.	247,439	528,459
CK Asset Holdings, Ltd.	562,679	2,888,194
CK Infrastructure Holdings, Ltd.	153,000	821,843
CLP Holdings, Ltd.	359,000	3,319,680
Hang Lung Properties, Ltd.	474,000	1,250,127
Hang Seng Bank, Ltd.	175,100	3,019,258
Henderson Land Development Co., Ltd.	323,436	1,261,817
HK Electric Investments & HK Electric Investments, Ltd. Stapled Security	586,990	577,614
HKT Trust & HKT, Ltd. Stapled Security	774,000	1,004,203
Hong Kong & China Gas Co., Ltd.	2,425,424	3,622,254
Hong Kong Exchanges & Clearing, Ltd.	269,630	14,778,820
Hongkong Land Holdings, Ltd.	254,100	1,049,433
Jardine Matheson Holdings, Ltd.	49,900	2,794,400

See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Jardine Strategic Holdings, Ltd.	47,600	$ 1,184,288
Link REIT	485,718	4,422,537
Melco Resorts & Entertainment, Ltd. ADR	43,123	799,932
MTR Corp., Ltd.	346,101	1,934,971
New World Development Co., Ltd.	349,269	1,626,110
PCCW, Ltd.	971,136	584,897
Power Assets Holdings, Ltd.	316,000	1,711,666
Sino Land Co., Ltd. (b)	648,759	845,060
Sun Hung Kai Properties, Ltd.	297,000	3,830,355
Swire Pacific, Ltd. Class A	113,500	629,429
Swire Properties, Ltd.	280,600	816,050
Techtronic Industries Co., Ltd.	302,000	4,307,692
WH Group, Ltd. (d)	2,056,809	1,724,209
Wharf Real Estate Investment Co., Ltd.	356,000	1,852,577
Xinyi Glass Holdings, Ltd.	418,000	1,167,123
		98,463,764
IRELAND — 0.7%
CRH PLC	179,063	7,453,527
Flutter Entertainment PLC (a)	35,500	7,249,472
Kerry Group PLC Class A	36,348	5,270,121
Kingspan Group PLC (a)	33,279	2,337,243
Smurfit Kappa Group PLC	56,403	2,625,212
		24,935,575
ISRAEL — 0.6%
Azrieli Group, Ltd.	7,846	498,744
Bank Hapoalim BM (a)	243,316	1,666,413
Bank Leumi Le-Israel BM	315,202	1,855,400
Check Point Software Technologies, Ltd. (a)	25,910	3,443,698
Elbit Systems, Ltd.	6,111	805,271
ICL Group, Ltd.	162,743	829,225
Israel Discount Bank, Ltd. Class A	235,706	907,353
Mizrahi Tefahot Bank, Ltd.	33,833	782,391
Nice, Ltd. (a)	14,292	4,006,104
Teva Pharmaceutical Industries, Ltd. ADR (a)	166,228	1,604,100
Teva Pharmaceutical Industries, Ltd. (a)	71,135	676,833
Wix.com, Ltd. (a)	12,700	3,174,492
		20,250,024
ITALY — 2.0%
Amplifon SpA (a)	28,656	1,193,512
Assicurazioni Generali SpA	250,878	4,377,275
Atlantia SpA (a)	109,746	1,975,926
Davide Campari-Milano NV	126,872	1,449,888
DiaSorin SpA	5,764	1,199,637
Enel SpA	1,823,781	18,467,787
Eni SpA	563,571	5,894,335
Security Description	Shares	Value
Ferrari NV	28,263	$ 6,523,742
FinecoBank Banca Fineco SpA (a)	135,677	2,224,502
Infrastrutture Wireless Italiane SpA (d)	77,345	939,730
Intesa Sanpaolo SpA (a)	3,782,826	8,852,424
Mediobanca Banca di Credito Finanziario SpA (a)	130,859	1,207,248
Moncler SpA (a)	45,559	2,794,990
Nexi SpA (a)(d)	101,136	2,021,992
Poste Italiane SpA (d)	121,311	1,234,938
Prysmian SpA	55,227	1,965,023
Recordati Industria Chimica e Farmaceutica SpA	22,652	1,256,360
Snam SpA	435,950	2,454,204
Telecom Italia SpA (b)(e)	1,679,791	775,673
Telecom Italia SpA (e)	1,172,567	608,023
Terna Rete Elettrica Nazionale SpA	315,092	2,409,567
UniCredit SpA (a)	468,004	4,379,446
		74,206,222
JAPAN — 24.7%
ABC-Mart, Inc.	8,800	489,244
Acom Co., Ltd.	91,400	390,405
Advantest Corp.	45,000	3,369,170
Aeon Co., Ltd.	148,100	4,855,620
Aeon Mall Co., Ltd.	24,100	397,290
AGC, Inc. (b)	45,000	1,569,083
Air Water, Inc.	37,200	660,805
Aisin Seiki Co., Ltd.	37,200	1,115,153
Ajinomoto Co., Inc.	100,600	2,277,616
Alfresa Holdings Corp.	45,600	834,311
Amada Co., Ltd.	65,200	715,498
ANA Holdings, Inc. (a)	28,500	628,549
Asahi Group Holdings, Ltd. (b)	102,600	4,217,487
Asahi Intecc Co., Ltd.	43,800	1,597,240
Asahi Kasei Corp.	290,100	2,962,957
Astellas Pharma, Inc.	412,800	6,373,221
Azbil Corp.	28,400	1,551,417
Bandai Namco Holdings, Inc.	45,400	3,925,037
Bank of Kyoto, Ltd. (b)	12,500	650,153
Bridgestone Corp. (b)	122,200	4,005,277
Brother Industries, Ltd.	53,900	1,109,898
Calbee, Inc.	20,900	629,561
Canon, Inc. (b)	228,400	4,375,759
Capcom Co., Ltd.	20,300	1,317,352
Casio Computer Co., Ltd.	41,000	748,956
Central Japan Railway Co.	31,800	4,493,796
Chiba Bank, Ltd.	134,000	737,198
Chubu Electric Power Co., Inc.	152,800	1,839,609
Chugai Pharmaceutical Co., Ltd.	150,900	8,043,031
Chugoku Electric Power Co., Inc.	60,000	702,601

See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Coca-Cola Bottlers Japan Holdings, Inc. (b)	29,100	$ 453,503
Concordia Financial Group, Ltd.	213,800	751,701
Cosmos Pharmaceutical Corp.	3,900	630,074
CyberAgent, Inc.	22,200	1,528,810
Dai Nippon Printing Co., Ltd.	58,500	1,051,068
Daifuku Co., Ltd.	22,600	2,793,123
Dai-ichi Life Holdings, Inc.	241,500	3,630,277
Daiichi Sankyo Co., Ltd.	380,600	13,031,343
Daikin Industries, Ltd.	56,300	12,498,387
Daito Trust Construction Co., Ltd.	15,100	1,409,889
Daiwa House Industry Co., Ltd.	128,800	3,822,395
Daiwa House REIT Investment Corp.	452	1,117,249
Daiwa Securities Group, Inc.	327,300	1,489,961
Denso Corp.	98,500	5,852,090
Dentsu Group, Inc. (b)	47,400	1,407,148
Disco Corp.	6,400	2,154,099
East Japan Railway Co.	66,600	4,441,290
Eisai Co., Ltd.	56,500	4,034,268
ENEOS HoldingS, Inc.	701,100	2,515,254
FANUC Corp.	43,700	10,734,002
Fast Retailing Co., Ltd.	13,200	11,822,403
Fuji Electric Co., Ltd.	30,600	1,101,061
FUJIFILM Holdings Corp.	80,200	4,224,201
Fujitsu, Ltd.	44,100	6,366,512
Fukuoka Financial Group, Inc.	40,900	726,134
GLP J-REIT	834	1,313,462
GMO Payment Gateway, Inc.	9,000	1,206,451
Hakuhodo DY Holdings, Inc.	55,500	760,642
Hamamatsu Photonics KK	32,300	1,845,804
Hankyu Hanshin Holdings, Inc.	50,400	1,674,386
Harmonic Drive Systems, Inc.	8,900	794,789
Hikari Tsushin, Inc.	4,800	1,124,161
Hino Motors, Ltd.	63,000	536,365
Hirose Electric Co., Ltd.	8,010	1,214,165
Hisamitsu Pharmaceutical Co., Inc.	13,200	783,728
Hitachi Construction Machinery Co., Ltd.	24,800	703,802
Hitachi Metals, Ltd.	41,700	632,497
Hitachi, Ltd.	219,900	8,657,983
Honda Motor Co., Ltd.	368,100	10,259,167
Hoshizaki Corp. (b)	11,500	1,054,821
Hoya Corp.	85,600	11,831,198
Hulic Co., Ltd.	65,600	719,888
Ibiden Co., Ltd.	24,300	1,133,270
Idemitsu Kosan Co., Ltd.	48,540	1,067,226
Iida Group Holdings Co., Ltd.	35,900	724,641
Inpex Corp.	226,600	1,220,297
Isuzu Motors, Ltd.	127,300	1,208,330
Security Description	Shares	Value
Ito En, Ltd.	11,600	$ 733,672
ITOCHU Corp.	306,000	8,784,774
Itochu Techno-Solutions Corp.	22,200	792,358
Japan Airlines Co., Ltd. (a)	28,300	546,840
Japan Airport Terminal Co., Ltd.	12,400	750,642
Japan Exchange Group, Inc.	119,100	3,043,109
Japan Post Bank Co., Ltd.	94,700	776,899
Japan Post Holdings Co., Ltd.	354,500	2,756,478
Japan Post Insurance Co., Ltd.	55,100	1,127,136
Japan Real Estate Investment Corp. REIT	281	1,622,122
Japan Retail Fund Investment Corp. REIT	633	1,150,185
Japan Tobacco, Inc. (b)	273,500	5,568,279
JFE Holdings, Inc. (a)	101,300	969,387
JSR Corp.	43,400	1,208,113
Kajima Corp.	98,500	1,318,485
Kakaku.com, Inc.	33,100	907,288
Kansai Electric Power Co., Inc.	159,100	1,500,467
Kansai Paint Co., Ltd.	37,800	1,162,429
Kao Corp.	107,300	8,283,026
KDDI Corp.	360,200	10,696,626
Keihan Holdings Co., Ltd.	23,800	1,139,920
Keikyu Corp.	55,000	942,370
Keio Corp.	22,700	1,758,923
Keisei Electric Railway Co., Ltd.	26,300	889,021
Keyence Corp.	40,900	22,976,415
Kikkoman Corp.	33,200	2,305,623
Kintetsu Group Holdings Co., Ltd.	38,900	1,703,017
Kirin Holdings Co., Ltd.	187,100	4,410,881
Kobayashi Pharmaceutical Co., Ltd.	11,200	1,367,931
Kobe Bussan Co., Ltd.	26,600	819,294
Koei Tecmo Holdings Co., Ltd.	10,400	634,607
Koito Manufacturing Co., Ltd.	22,500	1,529,856
Komatsu, Ltd.	193,500	5,280,510
Konami Holdings Corp.	19,200	1,078,599
Kose Corp.	7,100	1,210,325
Kubota Corp.	237,100	5,169,375
Kuraray Co., Ltd. (b)	75,800	805,391
Kurita Water Industries, Ltd.	23,800	909,400
Kyocera Corp.	72,700	4,454,455
Kyowa Kirin Co., Ltd.	63,500	1,730,728
Kyushu Electric Power Co., Inc.	74,100	637,327
Kyushu Railway Co.	34,000	732,723
Lasertec Corp.	17,600	2,064,371
Lawson, Inc.	12,000	558,477
Lion Corp. (b)	53,300	1,289,587

See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Lixil Corp.	58,000	$ 1,254,995
M3, Inc.	98,300	9,276,351
Makita Corp.	51,600	2,583,873
Marubeni Corp.	362,400	2,408,278
Marui Group Co., Ltd.	48,700	854,709
Mazda Motor Corp.	114,100	764,756
McDonald's Holdings Co. Japan, Ltd. (b)	16,000	774,856
Medipal Holdings Corp.	46,300	869,092
MEIJI Holdings Co., Ltd.	24,800	1,743,891
Mercari, Inc. (a)	16,900	748,874
MINEBEA MITSUMI, Inc.	79,200	1,571,036
MISUMI Group, Inc.	67,200	2,203,225
Mitsubishi Chemical Holdings Corp.	282,700	1,709,151
Mitsubishi Corp.	300,600	7,398,175
Mitsubishi Electric Corp.	416,000	6,273,543
Mitsubishi Estate Co., Ltd.	273,800	4,394,272
Mitsubishi Gas Chemical Co., Inc.	35,900	823,741
Mitsubishi Heavy Industries, Ltd.	73,400	2,243,696
Mitsubishi UFJ Financial Group, Inc.	2,762,700	12,204,634
Mitsubishi UFJ Lease & Finance Co., Ltd.	114,900	550,879
Mitsui & Co., Ltd.	362,200	6,628,669
Mitsui Chemicals, Inc.	41,300	1,210,059
Mitsui Fudosan Co., Ltd.	211,900	4,430,105
Miura Co., Ltd.	19,600	1,093,477
Mizuho Financial Group, Inc.	541,740	6,860,623
MonotaRO Co., Ltd.	28,600	1,454,308
MS&AD Insurance Group Holdings, Inc.	98,800	3,005,771
Murata Manufacturing Co., Ltd.	129,700	11,708,112
Nabtesco Corp. (b)	24,800	1,085,728
Nagoya Railroad Co., Ltd.	43,100	1,136,309
NEC Corp.	56,000	3,004,891
Nexon Co., Ltd.	112,900	3,477,379
NGK Insulators, Ltd.	51,400	792,569
NGK Spark Plug Co., Ltd.	36,100	616,440
NH Foods, Ltd.	21,000	923,435
Nidec Corp.	100,000	12,572,037
Nihon M&A Center, Inc.	34,700	2,319,047
Nintendo Co., Ltd.	25,300	16,131,522
Nippon Building Fund, Inc. REIT	301	1,743,406
Nippon Express Co., Ltd.	15,300	1,026,965
Nippon Paint Holdings Co., Ltd.	33,000	3,621,386
Nippon Prologis REIT, Inc.	499	1,556,279
Nippon Sanso Holdings Corp.	34,900	647,667
Nippon Shinyaku Co., Ltd.	11,200	734,408
Nippon Steel Corp. (a)	181,200	2,330,705
Nippon Telegraph & Telephone Corp.	289,300	7,412,883
Security Description	Shares	Value
Nippon Yusen KK	36,900	$ 858,480
Nissan Chemical Corp.	28,900	1,808,262
Nissan Motor Co., Ltd. (a)	525,100	2,848,138
Nisshin Seifun Group, Inc.	46,800	743,850
Nissin Foods Holdings Co., Ltd.	15,300	1,310,010
Nitori Holdings Co., Ltd.	18,500	3,873,989
Nitto Denko Corp.	36,000	3,218,364
Nomura Holdings, Inc.	709,300	3,744,186
Nomura Real Estate Holdings, Inc.	31,100	687,697
Nomura Real Estate Master Fund, Inc. REIT	889	1,270,923
Nomura Research Institute, Ltd.	69,200	2,476,575
NSK, Ltd.	92,100	799,279
NTT Data Corp.	146,500	2,002,145
Obayashi Corp.	143,500	1,237,009
Obic Co., Ltd.	15,700	3,152,317
Odakyu Electric Railway Co., Ltd.	69,600	2,184,164
Oji Holdings Corp.	182,000	1,034,762
Olympus Corp.	257,900	5,636,606
Omron Corp.	41,800	3,724,732
Ono Pharmaceutical Co., Ltd.	82,700	2,489,531
Oracle Corp.	7,900	1,029,154
Oriental Land Co., Ltd.	45,000	7,426,994
ORIX Corp.	303,100	4,651,673
Orix JREIT, Inc.	642	1,060,206
Osaka Gas Co., Ltd.	85,000	1,738,777
Otsuka Corp.	24,100	1,272,168
Otsuka Holdings Co., Ltd.	88,200	3,774,203
Pan Pacific International Holdings Corp.	88,400	2,044,643
Panasonic Corp.	488,900	5,637,420
PeptiDream, Inc. (a)	23,400	1,187,622
Persol Holdings Co., Ltd.	41,200	742,634
Pigeon Corp. (b)	25,300	1,042,680
Pola Orbis Holdings, Inc. (b)	20,800	421,863
Rakuten, Inc. (a)(b)	204,500	1,968,841
Recruit Holdings Co., Ltd.	293,000	12,262,608
Renesas Electronics Corp. (a)	167,600	1,751,566
Resona Holdings, Inc.	468,000	1,633,660
Ricoh Co., Ltd.	145,300	952,764
Rinnai Corp.	7,700	893,467
Rohm Co., Ltd.	20,500	1,983,583
Ryohin Keikaku Co., Ltd.	51,300	1,045,925
Santen Pharmaceutical Co., Ltd.	78,900	1,280,038
SBI Holdings, Inc.	50,600	1,199,266
SCSK Corp.	11,000	628,602
Secom Co., Ltd.	46,700	4,304,750
Sega Sammy Holdings, Inc.	45,300	713,866
Seibu Holdings, Inc.	48,100	471,007
Seiko Epson Corp.	56,900	843,759
Sekisui Chemical Co., Ltd.	81,000	1,532,994

See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Sekisui House, Ltd.	144,400	$ 2,937,091
Seven & i Holdings Co., Ltd.	171,700	6,085,043
SG Holdings Co., Ltd.	73,800	2,010,030
Sharp Corp. (b)	55,600	842,253
Shimadzu Corp.	50,100	1,945,867
Shimamura Co., Ltd.	5,100	535,464
Shimano, Inc.	16,900	3,942,433
Shimizu Corp.	125,300	910,214
Shin-Etsu Chemical Co., Ltd.	79,200	13,838,617
Shinsei Bank, Ltd. (b)	42,700	525,659
Shionogi & Co., Ltd.	61,000	3,329,314
Shiseido Co., Ltd.	88,700	6,130,691
Shizuoka Bank, Ltd.	103,100	754,938
SMC Corp.	12,700	7,743,377
Softbank Corp.	639,800	8,012,605
SoftBank Group Corp.	352,200	27,488,281
Sohgo Security Services Co., Ltd.	15,800	818,732
Sompo Holdings, Inc.	74,600	3,015,214
Sony Corp.	283,400	28,231,575
Square Enix Holdings Co., Ltd.	22,500	1,364,231
Stanley Electric Co., Ltd.	26,500	853,431
Subaru Corp.	143,800	2,872,657
SUMCO Corp.	64,500	1,413,759
Sumitomo Chemical Co., Ltd.	364,100	1,463,524
Sumitomo Corp.	273,200	3,613,295
Sumitomo Dainippon Pharma Co., Ltd.	37,000	545,799
Sumitomo Electric Industries, Ltd.	173,700	2,299,008
Sumitomo Metal Mining Co., Ltd.	52,900	2,346,158
Sumitomo Mitsui Financial Group, Inc.	291,000	8,985,500
Sumitomo Mitsui Trust Holdings, Inc.	74,900	2,304,783
Sumitomo Realty & Development Co., Ltd.	66,500	2,048,879
Sundrug Co., Ltd.	16,700	666,415
Suntory Beverage & Food, Ltd.	29,500	1,042,908
Suzuken Co., Ltd.	17,400	628,621
Suzuki Motor Corp.	81,000	3,751,678
Sysmex Corp.	38,500	4,623,953
T&D Holdings, Inc.	119,000	1,402,712
Taiheiyo Cement Corp.	29,800	744,387
Taisei Corp.	44,200	1,521,924
Taisho Pharmaceutical Holdings Co., Ltd.	8,100	545,256
Takeda Pharmaceutical Co., Ltd.	352,717	12,828,247
TDK Corp.	28,500	4,289,699
Teijin, Ltd.	40,600	762,884
Terumo Corp.	148,300	6,193,710
THK Co., Ltd.	24,600	793,433
TIS, Inc.	51,100	1,046,302
Security Description	Shares	Value
Tobu Railway Co., Ltd.	41,600	$ 1,238,995
Toho Co., Ltd.	23,800	1,002,760
Toho Gas Co., Ltd.	17,900	1,184,145
Tohoku Electric Power Co., Inc.	96,500	794,469
Tokio Marine Holdings, Inc.	142,000	7,300,460
Tokyo Century Corp.	9,800	776,444
Tokyo Electric Power Co. Holdings, Inc. (a)	289,600	762,954
Tokyo Electron, Ltd.	33,800	12,571,263
Tokyo Gas Co., Ltd.	88,000	2,031,982
Tokyu Corp.	110,800	1,374,738
Tokyu Fudosan Holdings Corp.	158,700	845,416
Toppan Printing Co., Ltd.	59,400	837,106
Toray Industries, Inc.	303,500	1,795,808
Toshiba Corp.	84,500	2,361,204
Tosoh Corp.	54,900	855,046
TOTO, Ltd.	32,800	1,969,684
Toyo Suisan Kaisha, Ltd.	19,300	938,409
Toyoda Gosei Co., Ltd.	16,800	487,346
Toyota Industries Corp.	33,600	2,665,349
Toyota Motor Corp.	477,100	36,769,671
Toyota Tsusho Corp.	47,600	1,920,229
Trend Micro, Inc. (a)(b)	31,700	1,823,798
Tsuruha Holdings, Inc.	8,200	1,165,926
Unicharm Corp.	89,700	4,250,205
United Urban Investment Corp. REIT	602	744,009
USS Co., Ltd.	53,400	1,078,913
Welcia Holdings Co., Ltd.	21,000	792,242
West Japan Railway Co.	37,200	1,945,303
Yakult Honsha Co., Ltd.	29,300	1,475,713
Yamada Holdings Co., Ltd.	160,900	854,019
Yamaha Corp.	31,400	1,846,075
Yamaha Motor Co., Ltd.	63,400	1,292,010
Yamato Holdings Co., Ltd.	73,600	1,875,554
Yamazaki Baking Co., Ltd. (b)	30,000	500,944
Yaskawa Electric Corp.	55,100	2,737,789
Yokogawa Electric Corp.	54,700	1,088,225
Z Holdings Corp.	592,500	3,583,292
ZOZO, Inc.	22,600	557,968
		903,654,023
LUXEMBOURG — 0.2%
ArcelorMittal SA (a)	158,813	3,668,679
Eurofins Scientific SE (a)	28,499	2,393,125
SES SA	94,603	893,138
Tenaris SA	94,688	767,427
		7,722,369
MACAU — 0.2%
Galaxy Entertainment Group, Ltd.	475,000	3,690,908
Sands China, Ltd.	553,200	2,429,304
SJM Holdings, Ltd.	457,000	510,997

See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Wynn Macau, Ltd. (a)	316,800	$ 531,960
		7,163,169
MEXICO — 0.0% (c)
Fresnillo PLC	42,398	654,612
NETHERLANDS — 4.3%
ABN AMRO Bank NV (a)(d)	90,661	889,645
Adyen NV (a)(d)	4,050	9,439,993
Aegon NV	410,480	1,624,755
Akzo Nobel NV	42,537	4,572,774
Altice Europe NV (a)	128,434	837,271
Argenx SE (a)	10,057	2,977,868
ASML Holding NV	95,250	46,331,721
EXOR NV	25,598	2,074,039
Heineken Holding NV	24,720	2,330,466
Heineken NV	58,187	6,494,380
ING Groep NV (a)	883,608	8,260,979
JDE Peet's NV (a)	17,251	779,921
Just Eat Takeaway.com NV (a)(d)	28,703	3,245,047
Koninklijke Ahold Delhaize NV	248,657	7,031,085
Koninklijke DSM NV	38,715	6,669,659
Koninklijke KPN NV	826,431	2,514,804
Koninklijke Philips NV (a)	202,382	10,841,000
Koninklijke Vopak NV	17,144	901,781
NN Group NV	65,730	2,857,462
Randstad NV (a)	25,994	1,693,296
Royal Dutch Shell PLC Class A	913,890	16,212,654
Royal Dutch Shell PLC Class B	825,059	14,203,688
Wolters Kluwer NV	59,994	5,069,394
		157,853,682
NEW ZEALAND — 0.4%
a2 Milk Co., Ltd. (a)(b)	166,643	1,448,194
Auckland International Airport, Ltd. (a)	272,054	1,484,762
Fisher & Paykel Healthcare Corp., Ltd.	131,099	3,112,080
Mercury NZ, Ltd.	166,846	784,443
Meridian Energy, Ltd.	305,752	1,633,449
Ryman Healthcare, Ltd.	94,456	1,033,046
Spark New Zealand, Ltd.	418,418	1,415,927
Xero, Ltd. (a)	27,944	3,165,879
		14,077,780
NORWAY — 0.5%
DNB ASA (a)	217,000	4,257,909
Equinor ASA	226,820	3,839,962
Gjensidige Forsikring ASA	43,976	983,071
Mowi ASA	96,866	2,160,887
Norsk Hydro ASA	297,037	1,382,850
Orkla ASA	173,932	1,767,364
Schibsted ASA Class A (a)	17,399	744,369
Schibsted ASA Class B (a)	24,544	916,750
Security Description	Shares	Value
Telenor ASA	155,677	$ 2,652,816
		18,705,978
PORTUGAL — 0.2%
EDP - Energias de Portugal SA	636,398	4,014,795
Galp Energia SGPS SA	106,082	1,136,240
Jeronimo Martins SGPS SA	58,599	990,877
		6,141,912
RUSSIA — 0.0% (c)
Evraz PLC	129,609	835,529
SINGAPORE — 1.0%
Ascendas Real Estate Investment Trust	747,915	1,686,367
CapitaLand Integrated Commercial Trust REIT	950,091	1,552,753
CapitaLand, Ltd.	615,482	1,527,470
City Developments, Ltd.	96,600	582,531
DBS Group Holdings, Ltd.	396,952	7,520,658
Genting Singapore, Ltd.	1,319,900	848,875
Keppel Corp., Ltd.	337,300	1,373,037
Mapletree Commercial Trust REIT	493,800	795,819
Mapletree Logistics Trust REIT	602,432	916,194
Oversea-Chinese Banking Corp., Ltd.	744,149	5,664,237
Singapore Airlines, Ltd. (a)	267,049	864,805
Singapore Exchange, Ltd.	182,300	1,280,024
Singapore Technologies Engineering, Ltd.	346,900	1,002,654
Singapore Telecommunications, Ltd.	1,811,900	3,166,867
Suntec Real Estate Investment Trust	349,400	393,906
United Overseas Bank, Ltd.	268,090	4,582,267
UOL Group, Ltd.	95,932	559,631
Venture Corp., Ltd.	54,700	803,748
		35,121,843
SOUTH AFRICA — 0.2%
Anglo American PLC	271,942	9,012,617
SPAIN — 2.4%
ACS Actividades de Construccion y Servicios SA	57,032	1,894,568
Aena SME SA (a)(d)	15,827	2,753,721
Amadeus IT Group SA	100,117	7,295,990
Banco Bilbao Vizcaya Argentaria SA	1,482,700	7,320,125
Banco Santander SA (a)	3,877,982	12,042,568
CaixaBank SA	787,847	2,025,301
Cellnex Telecom SA (d)	72,479	4,356,044
Enagas SA	57,883	1,272,330
Endesa SA (b)	72,976	1,995,626
Ferrovial SA	107,824	2,981,574

See accompanying notes to financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Grifols SA	66,280	$ 1,936,594
Iberdrola SA	1,353,201	19,371,795
Industria de Diseno Textil SA	242,746	7,734,188
Naturgy Energy Group SA	64,019	1,485,145
Red Electrica Corp. SA	102,455	2,102,894
Repsol SA	320,514	3,235,360
Siemens Gamesa Renewable Energy SA	53,578	2,169,227
Telefonica SA (e)	1,146,742	4,553,046
		86,526,096
SWEDEN — 3.1%
Alfa Laval AB (a)	68,956	1,900,109
Assa Abloy AB Class B	225,531	5,561,005
Atlas Copco AB Class A	149,433	7,662,204
Atlas Copco AB Class B	87,420	3,920,437
Boliden AB	62,314	2,211,043
Electrolux AB Class B (b)	48,614	1,132,692
Epiroc AB Class A	154,026	2,806,679
Epiroc AB Class B	81,797	1,384,440
EQT AB (b)	50,827	1,302,154
Essity AB Class B	138,577	4,463,122
Evolution Gaming Group AB (d)	36,824	3,743,134
Fastighets AB Balder Class B (a)	23,305	1,217,102
Hennes & Mauritz AB Class B (a)	179,187	3,752,813
Hexagon AB Class B	64,490	5,887,891
Husqvarna AB Class B	101,271	1,313,278
ICA Gruppen AB	22,934	1,147,461
Industrivarden AB Class A (a)	24,590	821,009
Industrivarden AB Class C (a)	35,307	1,141,425
Investment AB Latour Class B	30,644	745,153
Investor AB Class B	101,253	7,387,571
Kinnevik AB Class B	54,272	2,745,800
L E Lundbergforetagen AB Class B (a)	17,802	955,070
Lundin Energy AB	41,757	1,130,292
Nibe Industrier AB Class B	73,037	2,398,534
Sandvik AB (a)	258,581	6,338,148
Securitas AB Class B	64,085	1,035,888
Skandinaviska Enskilda Banken AB Class A (a)	364,332	3,748,660
Skanska AB Class B	74,574	1,904,179
SKF AB Class B	84,434	2,193,986
Svenska Cellulosa AB SCA Class B (a)	130,517	2,277,379
Svenska Handelsbanken AB Class A (a)	346,035	3,480,343
Swedbank AB Class A (a)	198,217	3,478,461
Swedish Match AB	36,672	2,848,007
Tele2 AB Class B	108,904	1,440,110
Telefonaktiebolaget LM Ericsson Class B	662,795	7,880,050
Telia Co. AB	528,084	2,183,698
Security Description	Shares	Value
Volvo AB Class B (a)	316,788	$ 7,475,573
		113,014,900
SWITZERLAND — 9.6%
ABB, Ltd.	411,826	11,512,213
Adecco Group AG	33,927	2,270,628
Alcon, Inc. (a)	109,281	7,274,273
Baloise Holding AG	10,882	1,938,928
Banque Cantonale Vaudoise	5,917	644,615
Barry Callebaut AG	655	1,559,047
Chocoladefabriken Lindt & Spruengli AG (e)	223	2,177,148
Chocoladefabriken Lindt & Spruengli AG (e)	23	2,300,130
Cie Financiere Richemont SA	117,843	10,675,793
Clariant AG	44,228	941,649
Coca-Cola HBC AG	42,572	1,383,266
Credit Suisse Group AG	557,509	7,190,002
EMS-Chemie Holding AG	1,955	1,886,549
Geberit AG	8,492	5,324,132
Givaudan SA	2,057	8,679,914
Julius Baer Group, Ltd.	50,226	2,897,818
Kuehne + Nagel International AG	12,486	2,836,347
LafargeHolcim, Ltd.	120,168	6,609,614
Logitech International SA	36,336	3,531,862
Lonza Group AG	16,629	10,700,351
Nestle SA	648,972	76,544,851
Novartis AG	499,696	47,287,257
Partners Group Holding AG	4,167	4,902,630
Roche Holding AG	158,180	55,294,553
Schindler Holding AG (e)	9,092	2,454,156
Schindler Holding AG (e)	4,748	1,280,529
SGS SA	1,377	4,159,274
Sika AG	31,586	8,640,189
Sonova Holding AG (a)	11,929	3,103,875
STMicroelectronics NV	145,889	5,405,055
Straumann Holding AG	2,396	2,795,943
Swatch Group AG (e)	6,518	1,780,753
Swatch Group AG (e)	9,932	525,392
Swiss Life Holding AG	6,808	3,176,219
Swiss Prime Site AG	16,514	1,623,470
Swiss Re AG	64,994	6,127,722
Swisscom AG	5,823	3,142,885
Temenos AG	15,104	2,112,800
UBS Group AG	819,425	11,559,737
Vifor Pharma AG	10,512	1,652,998
Zurich Insurance Group AG	34,237	14,466,338
		350,370,905
UNITED KINGDOM — 11.6%
3i Group PLC	212,705	3,366,966
Admiral Group PLC	40,919	1,625,448
Ashtead Group PLC	102,427	4,813,631
Associated British Foods PLC (a)	80,678	2,496,801
AstraZeneca PLC	294,972	29,531,231

See accompanying notes to financial statements.
12

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
Auto Trader Group PLC (d)	214,211	$ 1,745,181
AVEVA Group PLC	28,129	1,231,198
Aviva PLC	861,837	3,831,141
BAE Systems PLC	728,819	4,869,712
Barclays PLC (a)	3,900,883	7,821,432
Barratt Developments PLC (a)	226,275	2,072,353
Berkeley Group Holdings PLC	27,613	1,789,895
BP PLC	4,514,650	15,724,467
British American Tobacco PLC	514,699	19,052,607
British Land Co. PLC REIT	181,839	1,215,481
BT Group PLC	2,007,643	3,629,398
Bunzl PLC	78,023	2,605,545
Burberry Group PLC (a)	89,298	2,184,368
CK Hutchison Holdings, Ltd.	603,500	4,210,728
CNH Industrial NV (a)	225,330	2,846,628
Coca-Cola European Partners PLC (e)	19,400	966,702
Coca-Cola European Partners PLC (e)	24,266	1,171,297
Compass Group PLC	401,181	7,474,612
Croda International PLC	29,832	2,689,772
DCC PLC	23,359	1,653,365
Diageo PLC	524,608	20,638,500
Direct Line Insurance Group PLC	313,441	1,366,781
Entain PLC (a)	134,435	2,082,986
Experian PLC	203,939	7,741,562
Fiat Chrysler Automobiles NV (a)	248,964	4,465,727
GlaxoSmithKline PLC	1,125,994	20,655,752
Halma PLC	85,146	2,850,398
Hargreaves Lansdown PLC	78,544	1,637,326
Hikma Pharmaceuticals PLC	37,237	1,281,689
HSBC Holdings PLC (a)	4,574,037	23,687,509
Imperial Brands PLC	215,288	4,518,789
Informa PLC (a)	324,059	2,431,918
InterContinental Hotels Group PLC (a)	39,391	2,525,354
Intertek Group PLC	35,767	2,761,402
J Sainsbury PLC	366,395	1,129,402
JD Sports Fashion PLC (a)	107,276	1,261,111
Johnson Matthey PLC	41,585	1,378,481
Kingfisher PLC (a)	485,075	1,792,949
Land Securities Group PLC REIT	147,078	1,354,663
Legal & General Group PLC	1,355,182	4,931,262
Lloyds Banking Group PLC (a)	15,661,042	7,801,021
London Stock Exchange Group PLC	70,467	8,676,940
M&G PLC	546,615	1,479,073
Melrose Industries PLC (a)	1,075,500	2,617,609
Mondi PLC	112,066	2,634,077
National Grid PLC	784,991	9,281,821
Security Description	Shares	Value
Natwest Group PLC (a)	1,072,932	$ 2,458,828
Next PLC (a)	29,174	2,825,853
Ocado Group PLC (a)	107,997	3,376,216
Pearson PLC	177,276	1,648,795
Persimmon PLC	73,993	2,798,673
Phoenix Group Holdings PLC	126,470	1,211,184
Prudential PLC	589,595	10,856,099
Reckitt Benckiser Group PLC	158,331	14,158,881
RELX PLC (e)	318,236	7,797,599
RELX PLC (e)	117,823	2,887,571
Rentokil Initial PLC (a)	407,362	2,837,673
Rolls-Royce Holdings PLC (a)	1,934,729	2,942,203
RSA Insurance Group PLC	226,162	2,094,196
Sage Group PLC	253,546	2,017,122
Schroders PLC	29,656	1,352,761
Segro PLC REIT	270,316	3,501,460
Severn Trent PLC	55,915	1,749,551
Smith & Nephew PLC	199,036	4,108,289
Smiths Group PLC	90,381	1,858,753
Spirax-Sarco Engineering PLC	16,478	2,544,153
SSE PLC	233,444	4,786,592
St James's Place PLC	124,600	1,930,599
Standard Chartered PLC (a)	600,229	3,822,629
Standard Life Aberdeen PLC	508,523	1,955,387
Taylor Wimpey PLC (a)	844,503	1,913,983
Tesco PLC	2,199,052	6,955,867
Unilever PLC (e)	271,383	16,292,863
Unilever PLC (e)	312,266	18,937,450
United Utilities Group PLC	148,328	1,814,674
Vodafone Group PLC	5,952,015	9,839,803
Whitbread PLC (a)	46,813	1,983,721
Wm Morrison Supermarkets PLC	495,781	1,201,914
WPP PLC	277,941	3,039,450
		423,104,853
UNITED STATES — 0.3%
CyberArk Software, Ltd. (a)	8,100	1,308,879
Ferguson PLC	49,842	6,052,802
James Hardie Industries PLC CDI (a)	96,301	2,840,154
QIAGEN NV (a)	52,113	2,706,733
		12,908,568
TOTAL COMMON STOCKS (Cost $2,784,632,528)		3,554,721,543

RIGHTS — 0.0% (c)
SPAIN — 0.0% (c)
Repsol SA (expiring 1/26/21) (a) (Cost: $121,536)	346,285	118,932

See accompanying notes to financial statements.
13

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Security Description	Shares	Value
WARRANTS — 0.0% (c)
SWITZERLAND — 0.0% (c)
Cie Financiere Richemont SA (expiring 11/22/23) (a) (Cost: $0)	240,970	$ 62,699
SHORT-TERM INVESTMENTS — 2.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (f) (g)	66,248,210	66,261,459
State Street Navigator Securities Lending Portfolio II (h) (i)	23,014,357	23,014,357
TOTAL SHORT-TERM INVESTMENTS (Cost $89,275,816)		89,275,816
TOTAL INVESTMENTS — 99.7% (Cost $2,874,029,880)		3,644,178,990
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		11,643,385
NET ASSETS — 100.0%		$ 3,655,822,375
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.9% of net assets as of December 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2020.
(h)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

At December 31, 2020, futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	913	03/19/2021	$95,465,100	$97,271,020	$1,805,920
During the fiscal year ended December 31, 2020, average notional value related to futures contracts was $66,125,093.
The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,554,721,543	$—	$—	$3,554,721,543
Rights	118,932	—	—	118,932
Warrants	62,699	—	—	62,699
Short-Term Investments	89,275,816	—	—	89,275,816
TOTAL INVESTMENTS	$3,644,178,990	$—	$—	$3,644,178,990
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts	1,805,920	—	—	1,805,920
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 1,805,920	$—	$—	$ 1,805,920
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$3,645,984,910	$—	$—	$3,645,984,910
See accompanying notes to financial statements.
14

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020

Sector Breakdown as of December 31, 2020

% of Net Assets
Financials	15.8%
Industrials	14.8
Health Care	12.5
Consumer Discretionary	12.2
Consumer Staples	10.6
Information Technology	8.7
Materials	7.7
Communication Services	5.1
Utilities	3.8
Energy	3.0
Real Estate	3.0
Short-Term Investments	2.5
Other Assets in Excess of Liabilities	0.3
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	18,248,665	$18,250,489	$ 727,803,042	$ 679,792,351	$887	$(608)	66,248,210	$66,261,459	$204,104
State Street Navigator Securities Lending Portfolio II	18,362,622	18,362,622	352,080,170	347,428,435	—	—	23,014,357	23,014,357	329,165
Total		$ 36,613,111	$1,079,883,212	$1,027,220,786	$887	$(608)		$89,275,816	$533,269
See accompanying notes to financial statements.
15

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2020

ASSETS
Investments in unaffiliated issuers, at value*	$3,554,903,174
Investments in affiliated issuers, at value	89,275,816
Total Investments	3,644,178,990
Foreign currency, at value	1,908,632
Net cash at broker	6,324,317
Receivable from broker — accumulated variation margin on futures contracts	1,808,245
Receivable for investments sold	11,415,214
Dividends receivable — unaffiliated issuers	2,814,741
Interest receivable - unaffiliated issuers	5,270
Securities lending income receivable — unaffiliated issuers	5,717
Securities lending income receivable — affiliated issuers	13,938
Receivable for foreign taxes recoverable	10,976,209
Prepaid expenses and other assets	456
TOTAL ASSETS	3,679,451,729
LIABILITIES
Due to custodian	34,290
Payable upon return of securities loaned	23,014,357
Advisory fee payable	427,106
Custodian fees payable	90,554
Trustees’ fees and expenses payable	851
Professional fees payable	49,568
Printing and postage fees payable	689
Accrued expenses and other liabilities	11,939
TOTAL LIABILITIES	23,629,354
NET ASSETS	$3,655,822,375
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,784,754,064
Investments in affiliated issuers	89,275,816
Total cost of investments	$2,874,029,880
Foreign currency, at cost	$ 1,888,754
* Includes investments in securities on loan, at value	$ 40,236,786
See accompanying notes to financial statements.
16

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 91,212,358
Dividend income — affiliated issuers	204,104
Unaffiliated securities lending income	153,557
Affiliated securities lending income	329,165
Foreign taxes withheld	(7,700,594)
TOTAL INVESTMENT INCOME (LOSS)	84,198,590
EXPENSES
Advisory fee	3,715,533
Administration fees	422,219
Custodian fees	490,968
Trustees’ fees and expenses	58,710
Professional fees and expenses	58,825
Printing and postage fees	2,344
Insurance expense	9,030
Miscellaneous expenses	64,708
TOTAL EXPENSES	4,822,337
NET INVESTMENT INCOME (LOSS)	$ 79,376,253
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(122,074,721)
Investments — affiliated issuers	887
Foreign currency transactions	1,663,879
Futures contracts	13,005,766
Net realized gain (loss)	(107,404,189)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	277,497,153
Investments — affiliated issuers	(608)
Foreign currency translations	690,069
Futures contracts	674,032
Net change in unrealized appreciation/depreciation	278,860,646
NET REALIZED AND UNREALIZED GAIN (LOSS)	171,456,457
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 250,832,710
See accompanying notes to financial statements.
17

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/20	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 79,376,253	$ 104,047,058
Net realized gain (loss)	(107,404,189)	(14,404,816)
Net change in unrealized appreciation/depreciation	278,860,646	559,062,853
Net increase (decrease) in net assets resulting from operations	250,832,710	648,705,095
FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	768,794,916	566,042,704
Withdrawals	(1,090,211,334)	(297,852,001)
Net increase (decrease) in net assets from capital transactions	(321,416,418)	268,190,703
Net increase (decrease) in net assets during the period	(70,583,708)	916,895,798
Net assets at beginning of period	3,726,406,083	2,809,510,285
NET ASSETS AT END OF PERIOD	$ 3,655,822,375	$3,726,406,083
See accompanying notes to financial statements.
18

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	For the Period 04/29/16* - 12/31/16
Total return (a)	7.96%	22.11%	(13.83)%	25.25%	1.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,655,822	$3,726,406	$2,809,510	$2,855,669	$1,981,065
Ratios to average net assets:
Total expenses	0.14%	0.15%	0.15%	0.14%	0.15%(b)
Net investment income (loss)	2.35%	3.17%	2.96%	2.80%	2.57%(b)
Portfolio turnover rate	8%	3%	14%	4%	1%(c)
*	Commencement of operations.
(a)	Total return for periods of less than one year are not annualized. Results represent past performance and is not indicative of future results.
(b)	Annualized.
(c)	Not annualized.
See accompanying notes to financial statements.
19

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2020

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2020, the Trust consists of six (6) investment portfolios (together, the “Portfolios”). Financial statements herein relate only to the State Street International Developed Equity Index Portfolio (the “Portfolio”), which commenced operations on April 29, 2016.
The Portfolio is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•   Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio’s investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2020 is disclosed in the Portfolio’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
Distributions received by the Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

Foreign Currency Translation
The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2020, if any, are disclosed in the Portfolio's Statement of Assets and Liabilities.
3.    Derivative Financial Instruments
Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Portfolio’s Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Portfolio’s Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended December 31, 2020, the Portfolio entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following summarizes the value of the Portfolio's derivative instruments as of December 31, 2020, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$1,808,245	$—	$1,808,245

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$13,005,766	$—	$13,005,766
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$674,032	$—	$674,032
4.    Fees and Transactions with Affiliates
Advisory Fee
The Portfolio has entered into an Investment Advisory Agreement with the Adviser. For its advisory services to the Portfolio, the Portfolio pays the Adviser a management fee at an annual rate of 0.11% of its average daily net assets.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator, and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Portfolio, acts as the securities lending agent for the Portfolio, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Portfolio, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2020, are disclosed in the Schedule of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended December 31, 2020, were as follows:
	Purchases	Sales
State Street International Developed Equity Index Portfolio	$260,779,987	$544,904,998
7.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (“the IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2020, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street International Developed Equity Index Portfolio	$2,949,940,040	$931,237,092	$235,192,222	$696,044,870
8.    Securities Lending
The Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Portfolio will bear the risk of loss of any cash collateral that it may invest. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2020, and the value of the invested cash collateral are disclosed in the Portfolio’s Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolio’s Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolio’s Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

The following is a summary of the Portfolio’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2020:
Portfolio	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street International Developed Equity Index Portfolio	$ 40,236,786	$ 23,014,357	$ 19,402,120	$ 42,416,477
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2020:
		Remaining Contractual Maturity of the Agreements As of December 31, 2020
Portfolio	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street International Developed Equity Index Portfolio	Common Stocks	$23,014,357	$—	$—	$—	$23,014,357	$23,014,357
9.    Line of Credit
The Portfolio and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2021 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate. Prior to October 8, 2020, interest was calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Portfolio had no outstanding loans as of December 31, 2020.
10.    Risks
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolio invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market Risks
Market prices of investments held by a Portfolio will go up or down, sometimes rapidly or unpredictably. A Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile, and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in actual or perceived creditworthiness of issuers and general market liquidity. Even if general economic conditions do not change, the value of an investment in a Portfolio could decline if the
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020

particular industries, sectors or companies in which the Portfolio invests do not perform well or are adversely affected by events. Further, legal, political, regulatory and tax changes also may cause fluctuations in markets and securities prices. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest of State Street International Developed Equity Index Portfolio and Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street International Developed Equity Index Portfolio (the “Portfolio”) (one of the series constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and the period from April 29, 2016 (commencement of operations) through December 31, 2016 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting State Street Master Funds) at December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended and the period from April 29, 2016 (commencement of operations) through December 31, 2016, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 26, 2021
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OTHER INFORMATION
December 31, 2020 (Unaudited)

Expense Example
As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2020 to December 31, 2020.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street International Developed Equity Index Portfolio	0.14%	$1,212.70	$0.78	$1,024.40	$0.71
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 366.
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OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Portfolio has adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Portfolio's Program. The Program’s principal objectives include assessing, managing and periodically reviewing each Portfolio’s liquidity risk, based on factors specific to the circumstances of the Portfolio. Liquidity risk is defined as the risk that a Portfolio could not meet redemption requests without significant dilution of remaining investors’ interests in the Portfolio. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for the period October 2019 through September 2020. As reported to the Board, the Program supported each Portfolio’s ability to honor redemption requests timely and SSGA FM’s management of each Portfolio’s liquidity profile, including during periods of market volatility. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the Portfolio’s exposure to liquidity risk and other principal risks to which an investment in the Portfolio may be subject.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
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OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	65	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992-2017); Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 - 2019, Independent Director, SSGA Qualified Funds PLC.	65	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2019 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	65	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 – 1995 and 2001–2007) and Trustee Emeritus (2007 – present); Trustee and Independent Chairperson of GE Funds (1993 –February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	65	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (2001 - 2017) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
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OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	65	None.
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	47	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	65	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	65	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – 2019).
Interested Trustee(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001-present); Senior Managing Director, State Street Global Advisors (1992-present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	65	Board Director, SSGA SPDR ETFs Europe 1 plc (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(2) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

31

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present); Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present) *; Managing Director, State Street Global Advisors (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Mutual Fund Controller at GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011-July 2017).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB:1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 – present); Vice President at Eaton Vance Corp (October 2010 – October 2019)
32

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Trust's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

33

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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent of the Portfolio
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSIITHIDEAR

Item 2. Code of Ethics.

As of the end of the period covered by this report, State Street Master Funds (the “Trust” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code”). That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote: (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely and understandable disclosure in reports and documents that the Registrant files with, or submits to, the U.S. Securities Exchange Commission (the “SEC”) and in other public communications made by the Registrant; (3) compliance with applicable laws and governmental rules and regulations; (4) the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and (5) accountability for adherence to the Code. For the period covered by the report, the Code was combined with other mutual funds advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). The Registrant has not made any amendments to the Code that relates to any element of the code of ethics definition set forth in Item 2(b) of Form N-CSR during the covered period. The Registrant has not granted any waivers from any provisions of the Code during the covered period. A copy of the Code is filed as Exhibit 13(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Trust’s Board of Trustees (the “Board”) has determined that the Trust has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its audit committee (the “Audit Committee”): Messrs. Michael F. Holland, Richard D. Shirk and John R. Costantino and Ms. Donna M. Rapaccioli. Each of the “audit committee financial experts” is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or the Board.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended December 31, 2020 and December 31, 2019, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“E&Y”), the Trust’s principal accountant, for the audit of the Trust’s annual financial statements or services normally provided by E&Y in connection with the Trust’s statutory and regulatory filings and engagements were $173,811 and $154,182, respectively.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2020 and December 31, 2019, there were no fees for assurance and related services by E&Y reasonably related to the performance of the audit of the Trust’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

For the fiscal years ended December 31, 2020 and December 31, 2019, the aggregate tax fees billed for professional services rendered by E&Y for tax compliance, tax advice, and tax planning in the form of preparation of excise filings and income tax returns were $39,747 and $42,218, respectively.

(d)	All Other Fees

For the fiscal years ended December 31, 2020 and December 31, 2019, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended December 31, 2020 and December 31, 2019, the aggregate fees for professional services rendered by E&Y for products and services provided by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee were approximately $7,019,005 and $6,939,666, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Trust’s Audit Committee Charter states the following with respect to pre-approval procedures:

The Audit Committee shall have the following duties and powers:

•

To pre-approve engagements by a Trust’s independent auditor for non-audit services to be rendered to the Fund’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund;

•

To establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraph (b) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member or members of the Audit Committee, subject to the requirement that the decision of any member to whom authority is delegated to pre-approve an activity shall be presented to the full Audit Committee at its next scheduled meeting;

Alternate Pre-Approval Procedure:

•

The Chairperson, or a Co-Chairperson, of the Audit Committee is authorized to pre-approve any engagement involving the Trust’s independent auditors to the same extent as the Audit Committee. Any pre-approval decision by the Chairperson, or a Co-Chairperson, under the foregoing authority shall be presented to the Audit Committee at its next scheduled meeting.

(e)(2)	Percentages of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable.

(g)	Total Fees Paid By Adviser and Certain Affiliates

For the fiscal years ended December 31, 2020 and December 31, 2019, the aggregate non-audit fees billed by E&Y for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were approximately $36,534,447 and $35,152,927, respectively.

(h)

E&Y notified the Trust’s Audit Committee of all non-audit services that were rendered by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust’s Audit Committee to consider whether such services were compatible with maintaining E&Y’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a) Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is attached hereto.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable.

(b)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	STATE STREET MASTER FUNDS

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	March 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	March 8, 2021

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	March 8, 2021